UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6454

Fidelity Municipal Trust II
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2009

Item 1. Reports to Stockholders

Fidelity®
Michigan Municipal
Income Fund

and

Fidelity
Michigan Municipal Money Market Fund

Annual Report

December 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Michigan Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Michigan Municipal Money Market Fund
Investment Changes/Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

During the past year, investors saw a turnaround in the global capital markets, as riskier assets - namely stocks and higher-yielding bonds - staged a comeback after a very difficult 2008 and early 2009. Credit conditions improved and economic growth resumed, setting the stage for a broad-based rebound in asset prices. But risks to a sustained recovery remained, including high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
Fidelity Michigan Municipal Income Fund	.50%
Actual		$ 1,000.00	$ 1,048.40	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55
Fidelity Michigan Municipal Money Market Fund	.39%
Actual		$ 1,000.00	$ 1,000.10	$ 1.97**
HypotheticalA		$ 1,000.00	$ 1,023.24	$ 1.99**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Michigan Municipal Money Market Fund would have been .57% and the expenses paid in the actual and hypothetical examples above would have been $2.87 and $2.91, respectively.

Annual Report

Fidelity Michigan Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Past 5 years	Past 10 years
Fidelity® Michigan Municipal Income Fund	9.30%	3.97%	5.50%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Michigan Municipal Income Fund on December 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital Municipal Bond Index performed over the same period.

Annual Report

Fidelity Michigan Municipal Income Fund

Management's Discussion of Fund Performance

Market Recap: The municipal bond market posted some of its best annual returns in decades during the 12 months ending December 31, 2009, driven largely by improving supply and demand factors. After a very strong January, munis were under some pressure in February and March due to heavy selling by investors who sought the safety of U.S. Treasuries, the credit downgrades of bond insurers, and heavy new issuance from state and local governments looking to offset budget shortfalls. But beginning in April, munis staged an impressive rebound despite the challenging conditions they faced on the fiscal front. Supply pressures eased with the introduction of "Build America Bonds," which often afforded issuers cheaper financing in the taxable bond market than was available in the muni market. At the same time, investor demand for munis strengthened as the doom and gloom surrounding the global financial system and economy began to moderate. These developments helped mask the unprecedented financial challenges that most muni issuers faced, as revenues declined rapidly. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 46,000 investment-grade, fixed-rate, tax-exempt bonds - rose 12.91%. By comparison, the overall investment-grade taxable debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, gained 5.93%.

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity® Michigan Municipal Income Fund: For the year, the fund returned 9.30% and the Barclays Capital Michigan Enhanced Municipal Bond Index returned 11.58%. Although the strength of the overall bond market helped buoy the fund to a strong absolute return, my emphasis on less-volatile, higher-quality segments of the market wasn't rewarded in a year when some of the riskier categories fared best. Specifically, the fund's underweighting in lower-quality investment-grade bonds detracted from performance relative to the index. These bonds outpaced the higher-quality securities that were the focus of the fund as investors increasingly snapped up riskier assets at what they considered to be bargain-basement prices. In particular, the fund's relatively light exposure to tobacco and airport bonds cost us some ground because they enjoyed a strong rebound due to improved demand for higher-yielding securities. The way I allocated investments across bonds with various maturities - particularly an overweighting in intermediate-term bonds early in the period - was a modest positive for performance. More recently, however, this yield-curve positioning has had virtually no affect on the fund's relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Michigan Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	44.9	46.2
Water & Sewer	18.7	19.1
Health Care	11.4	11.7
Special Tax	6.1	5.8
Education	5.3	5.5
Weighted Average Maturity as of December 31, 2009
		6 months ago
Years	7.2	8.2

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2009
6 months ago
Years	6.7	6.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2009	As of June 30, 2009
AAA 7.7%	AAA 7.4%
AA,A 79.4%	AA,A 82.0%
BBB 4.6%	BBB 7.6%
BB and Below 1.1%	BB and Below 1.2%
Not Rated 3.6%	Not Rated 0.5%
Short-Term Investments and Net Other Assets 3.6%	Short-Term Investments and Net Other Assets 1.3%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Fidelity Michigan Municipal Income Fund

Investments December 31, 2009

Showing Percentage of Net Assets

Municipal Bonds - 96.4%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
(Guam Pub. School Facilities Proj.) Series 2006 A, 5% 10/1/16	$ 1,045,000	$ 1,071,951
Series 2006 A, 5% 10/1/23	1,000,000	949,380
		2,021,331
Michigan - 93.1%
Algonac Cmnty. Schools Series 2008, 5.25% 5/1/28 (FSA Insured)	1,575,000	1,667,327
Allegan Pub. School District Series 2008:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,570,000	1,763,236
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545,000	1,736,750
Anchor Bay School District 2000 School Bldg. & Site (School Bldg. & Site Prog.) Series 2003, 5% 5/1/29	2,155,000	2,206,720
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,546,638
5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,577,938
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity) (c)	2,541,000	3,195,663
Bay City Gen. Oblig. Series 1991, 0% 6/1/15 (AMBAC Insured)	1,725,000	1,410,533
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	8,332,000
Byron Ctr. Pub. Schools Series 2001, 5.5% 5/1/16	1,055,000	1,117,108
Caledonia Cmnty. Schools Counties of Kent, Allegan and Barry Series 2003:
5.25% 5/1/17	1,370,000	1,479,696
5.25% 5/1/18	1,100,000	1,181,917
Carman-Ainsworth Cmnty. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,000,000	1,097,620
5% 5/1/17 (FSA Insured)	2,065,000	2,247,505
Carrier Creek Drainage District #326 Series 2005:
5% 6/1/16 (AMBAC Insured)	1,620,000	1,794,928
5% 6/1/25 (AMBAC Insured)	1,775,000	1,893,268
Charles Stewart Mott Cmnty. College Series 2005, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,813,657
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38	970,000	1,001,806
Chelsea School District Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,720,000	1,937,442
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,868,999
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Clarkston Cmnty. Schools:
Series 2003, 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (c)	$ 1,150,000	$ 1,309,390
Series 2008:
5% 5/1/15 (FSA Insured)	1,905,000	2,074,335
5% 5/1/16 (FSA Insured)	1,855,000	2,001,619
Comstock Park Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,102,270
Constantine Pub. Schools Series 2002, 5% 5/1/25	1,130,000	1,171,381
Detroit City School District:
(School Bldg. & Site Impt. Proj.) Series 2003, 5% 5/1/33	1,800,000	1,647,882
Series 2001, 5.5% 5/1/18 (Pre-Refunded to 5/1/12 @ 100) (c)	1,000,000	1,106,800
Series 2003 B, 5% 5/1/24 (FGIC Insured)	5,000,000	4,845,550
Series 2003, 5.25% 5/1/15 (FGIC Insured)	3,085,000	3,187,114
Series 2005 A, 5.25% 5/1/30	5,000,000	4,925,950
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003:
5% 9/30/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,025,530
5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,765,000	4,797,259
Detroit Gen. Oblig.:
Series 2002, 5.5% 4/1/20 (Pre-Refunded to 4/1/11 @ 100) (c)	1,250,000	1,324,988
Series 2003 A, 5% 4/1/11 (XL Cap. Assurance, Inc. Insured)	1,430,000	1,434,819
Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,000,000	1,983,960
Series 2004, 5% 4/1/15 (AMBAC Insured)	3,800,000	3,634,320
Series 2005 B, 5% 4/1/13 (FSA Insured)	1,830,000	1,960,168
Series 2005 C, 5% 4/1/13 (FSA Insured)	1,995,000	2,136,904
Detroit Swr. Disp. Rev.:
Series 1998, 5.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,276,066
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,700,000	2,848,176
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	2,600,000	3,066,830
Series 2003, 5% 7/1/32 (FSA Insured)	535,000	522,984
Series 2006:
5% 7/1/15 (FGIC Insured)	1,085,000	1,165,030
5% 7/1/36	7,800,000	7,228,650
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Swr. Disp. Rev.: - continued
Series A, 0% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,730,000	$ 5,686,783
Detroit Wtr. Supply Sys. Rev.:
Series 1993, 6.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,340,000	7,005,510
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,659,450
Series 2004:
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,127,950
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,081,460
5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,141,580
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,035,000	6,287,142
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,800,000	2,864,736
Series 2006 B, 7% 7/1/36 (FSA Insured)	2,700,000	3,075,462
Series 2006, 5% 7/1/33 (FSA Insured)	5,000,000	4,905,100
Series A, 5.75% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,190,056
DeWitt Pub. Schools Gen. Oblig. Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,656,764
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,721,089
Dexter Cmnty. Schools:
(School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,029,990
Series 2003, 5% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,955,000	2,076,308
Durand Area Schools Gen. Oblig. Series 2006:
5% 5/1/27 (FSA Insured)	1,225,000	1,302,579
5% 5/1/28 (FSA Insured)	1,250,000	1,323,413
5% 5/1/29 (FSA Insured)	1,275,000	1,342,588
East Grand Rapids Pub. School District Gen. Oblig.:
Series 2001, 5.5% 5/1/17	1,690,000	1,757,363
Series 2004:
5% 5/1/16 (FSA Insured)	1,425,000	1,539,000
5% 5/1/17 (FSA Insured)	1,985,000	2,129,647
East Lansing School District Gen. Oblig. Series 2005, 5% 5/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,530,000	3,663,152
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Farmington Pub. School District Gen. Oblig. Series 2005, 5% 5/1/18 (FSA Insured)	$ 4,500,000	$ 4,877,055
Fenton Area Pub. Schools Gen. Oblig. Series 2005, 5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,775,000	1,974,013
Ferris State Univ. Rev. Series 2005:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255,000	1,347,770
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,320,000	1,406,843
Fraser Pub. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,055,000	1,152,556
5% 5/1/17 (FSA Insured)	1,615,000	1,724,303
Garden City School District:
Series 2005:
5% 5/1/14 (FSA Insured)	1,210,000	1,376,665
5% 5/1/17 (FSA Insured)	1,390,000	1,509,304
Series 2006, 5% 5/1/19 (FSA Insured)	1,205,000	1,300,243
Genesee County Gen. Oblig. Series 2005:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,355,000	1,460,311
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,603,096
Gibraltar School District Series 2005:
5% 5/1/16 (FSA Insured)	1,230,000	1,343,738
5% 5/1/17 (FSA Insured)	1,230,000	1,332,447
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.) Series 2007:
5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,268,189
5% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,396,213
5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	4,517,365
Grand Rapids Cmnty. College Series 2008:
5% 5/1/17 (FSA Insured)	1,315,000	1,508,963
5% 5/1/19 (FSA Insured)	1,315,000	1,466,291
Grand Rapids Downtown Dev. Auth. Tax Increment Rev. 0% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,160,000	3,071,299
Grand Rapids San. Swr. Sys. Rev.:
Series 2005:
5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,097,200
5.125% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,130,100
Series 2008, 5% 1/1/38	3,320,000	3,434,806
Grand Rapids Wtr. Supply Sys.:
Series 2005, 5% 1/1/35 (FGIC Insured)	5,000,000	5,137,800
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Grand Rapids Wtr. Supply Sys.: - continued
Series 2009, 5.1% 1/1/39 (Assured Guaranty Corp. Insured)	$ 2,500,000	$ 2,589,275
Grand Valley Michigan State Univ. Rev.:
Series 2007, 5% 12/1/19 (AMBAC Insured)	500,000	548,120
Series 2008, 5% 12/1/33 (FSA Insured)	5,000,000	5,194,400
Series 2009, 5.625% 12/1/29	2,400,000	2,560,032
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2006:
5% 5/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,034,591
5% 5/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,013,824
Harper Creek Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
4.75% 5/1/27 (FSA Insured)	500,000	525,930
5.25% 5/1/21 (FSA Insured)	2,000,000	2,246,020
5.25% 5/1/24 (FSA Insured)	2,100,000	2,332,743
Haslett Pub. Schools Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,205,677
Howell Pub. Schools 0% 5/1/10 (AMBAC Insured)	1,130,000	1,123,469
Hudsonville Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,076,710
Huron Valley School District:
Series 2003, 5.25% 5/1/16	2,450,000	2,663,248
0% 5/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,493,875
0% 5/1/11 (FGIC Insured)	5,830,000	5,713,925
0% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,420,000	1,361,567
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. (Bronson Methodist Hosp. Proj.):
Series 2003 A, 5% 5/15/13 (FSA Insured)	2,125,000	2,275,896
Series 2003 B:
4% 5/15/11 (FSA Insured)	60,000	61,136
4% 5/15/12 (FSA Insured)	2,125,000	2,177,360
5% 5/15/13 (FSA Insured)	2,125,000	2,248,569
5.25% 5/15/14 (FSA Insured)	1,200,000	1,280,148
Kalamazoo Pub. Schools Series 2006:
5% 5/1/17 (FSA Insured)	3,165,000	3,482,766
5.25% 5/1/16 (FSA Insured)	1,500,000	1,735,890
Kent County Arpt. Rev. (Gerald R. Ford Int'l. Arpt. Proj.) Series 2007, 5% 1/1/37	4,180,000	4,304,062
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13	2,470,000	2,607,801
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.: - continued
(Spectrum Health Sys. Proj.):
Series 1998 A:
5.375% 1/15/11	$ 2,420,000	$ 2,441,490
5.375% 1/15/12	2,505,000	2,540,471
Series 2008 A, 5.5%, tender 1/15/15 (a)	3,525,000	3,793,394
L'Anse Creuse Pub. Schools Series 2005, 5% 5/1/24 (FSA Insured)	1,350,000	1,395,077
Lansing Bldg. Auth. Rev. 0% 6/1/12 (AMBAC Insured)	3,000,000	2,874,270
Lapeer Cmnty. Schools Series 2007:
5% 5/1/19 (FSA Insured)	1,350,000	1,458,554
5% 5/1/20 (FSA Insured)	1,425,000	1,531,191
5% 5/1/22 (FSA Insured)	1,395,000	1,491,799
Lincoln Consolidated School District Series 2008:
5% 5/1/14 (FSA Insured)	1,460,000	1,648,092
5% 5/1/16 (FSA Insured)	1,425,000	1,606,246
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 2008 I, 6% 10/15/38	5,000,000	5,388,000
Series III, 5% 10/15/10 (Escrowed to Maturity) (c)	1,000,000	1,036,110
Series 1, 5.25% 10/15/16 (FSA Insured)	5,000,000	5,279,450
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,086,860
Michigan Gen. Oblig.:
(Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	4,165,000	4,459,590
Series 2007, 5.25% 9/15/21 (FSA Insured)	5,000,000	5,379,150
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (b)	3,000,000	3,034,800
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.):
Series 1999 B3, 2.75%, tender 8/15/10 (a)	5,000,000	5,072,250
Series 2005, 5%, tender 4/1/11	2,040,000	2,117,867
(Crittenton Hosp. Proj.) Series 2002:
5.5% 3/1/13	455,000	473,478
5.5% 3/1/14	1,300,000	1,345,708
5.5% 3/1/15	1,985,000	2,046,515
(Genesys Reg'l. Med. Hosp. Proj.) Series 1998, 5.3% 10/1/11 (Escrowed to Maturity) (c)	685,000	686,671
(Henry Ford Health Sys. Proj.):
Series 1992 A, 6% 9/1/12 (Escrowed to Maturity) (c)	1,500,000	1,687,830
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Henry Ford Health Sys. Proj.):
Series 2003 A, 5.5% 3/1/14 (Pre-Refunded to 3/1/13 @ 100) (c)	$ 2,000,000	$ 2,256,640
Series 2006 A:
5% 11/15/12	1,485,000	1,559,057
5% 11/15/14	1,000,000	1,038,340
5% 11/15/17	1,000,000	1,000,510
Series 2009, 5.25% 11/15/24	3,000,000	2,891,880
(McLaren Health Care Corp. Proj.) Series 2008 A:
5% 5/15/11	1,100,000	1,138,566
5.25% 5/15/15	1,615,000	1,701,855
5.75% 5/15/38	6,975,000	6,665,101
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (Escrowed to Maturity) (c)	2,500,000	2,540,575
Series 1996:
5.25% 8/15/10 (Escrowed to Maturity) (c)	770,000	771,401
5.375% 8/15/16 (Escrowed to Maturity) (c)	2,500,000	2,512,950
5.375% 8/15/26 (Escrowed to Maturity) (c)	2,450,000	2,489,764
6% 8/15/10 (Escrowed to Maturity) (c)	1,265,000	1,267,720
(MidMichigan Obligated Group Proj.):
Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,046,560
Series 2009 A, 6.125% 6/1/39	3,740,000	3,951,759
(Oakwood Hosp. Proj.) Series 2007, 5% 7/15/17	1,000,000	1,011,860
(Oakwood Obligated Group Proj.) Series 2003, 5.5% 11/1/11	3,000,000	3,137,670
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity) (c)	420,000	452,487
(Sparrow Hosp. Obligated Group Proj.):
Series 2001:
5.5% 11/15/21 (Pre-Refunded to 11/15/11 @ 101) (c)	1,435,000	1,567,953
5.625% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (c)	4,500,000	4,927,230
Series 2007:
5% 11/15/17	535,000	555,384
5% 11/15/18	725,000	740,544
5% 11/15/19	1,000,000	1,008,340
5% 11/15/20	2,000,000	1,996,560
(Trinity Health Sys. Proj.):
Series 2000 A, 6% 12/1/27	1,535,000	1,566,943
Series 2002 C, 5.375% 12/1/30	1,095,000	1,107,089
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	$ 5,000,000	$ 5,454,500
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Proj.) Series 2004, 5% 10/1/26	4,925,000	5,161,252
(Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	7,300,000	7,830,710
(Local Govt. Ln. Prog.):
Series 2007, 5% 12/1/21 (AMBAC Insured)	1,155,000	1,047,319
Series CA, 0% 6/15/13 (FSA Insured)	1,545,000	1,445,178
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,124,800
(State Clean Wtr. Revolving Fund Proj.) Series 2006, 5% 10/1/27	3,725,000	3,954,125
Series 2001, 5% 10/1/23	5,000,000	5,259,800
Series 2002, 5.375% 10/1/19	2,005,000	2,134,523
Series 2005, 5% 10/1/23	385,000	427,246
Series 2007, 5% 10/1/18	8,460,000	9,446,690
Series 2009, 5% 10/1/26	5,000,000	5,450,200
Series C, 0% 6/15/15 (FSA Insured)	3,000,000	2,560,830
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.):
Series 1999 A, 5.55% 9/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000,000	962,890
Series BB, 7% 5/1/21 (AMBAC Insured)	8,520,000	10,249,291
Michigan Technological Univ. Series 2008:
5% 10/1/38 (Assured Guaranty Corp. Insured)	1,200,000	1,236,744
5.25% 10/1/17 (Assured Guaranty Corp. Insured)	1,875,000	2,176,894
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series 2007:
6% 6/1/34	3,000,000	2,560,650
6% 6/1/48	4,000,000	3,043,800
Michigan Trunk Line Fund Rev.:
Series 1998 A, 5.5% 11/1/16	3,000,000	3,411,720
Series 2002 B, 5.25% 10/1/16 (FSA Insured)	3,000,000	3,194,610
Series 2006, 5.25% 11/1/15 (FGIC Insured)	5,000,000	5,633,400
Series A, 0% 10/1/11 (AMBAC Insured)	3,630,000	3,532,752
Mona Shores School District Series 1995, 6.75% 5/1/10 (FGIC Insured)	2,220,000	2,263,690
Montague Pub. School District Series 2001:
5.5% 5/1/16	430,000	455,314
5.5% 5/1/17	430,000	453,500
5.5% 5/1/19	430,000	449,810
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
New Lothrop Area Pub. Schools Gen. Oblig. Series 2006, 5% 5/1/35 (FSA Insured)	$ 1,000,000	$ 1,029,410
North Kent Swr. Auth. Wtr. & Swr. Rev. Series 2006:
5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	420,000	452,882
5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490,000	526,833
5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645,000	1,763,539
5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,290,000	1,378,958
Northern Michigan Univ. Revs. Series 2008 A, 5.125% 12/1/35 (FSA Insured)	2,750,000	2,874,905
Northview Pub. Schools District Series 2008, 5% 5/1/21 (FSA Insured)	1,070,000	1,158,414
Northville Pub. Schools Series 2005:
5% 5/1/15 (FSA Insured)	1,525,000	1,732,461
5% 5/1/16 (FSA Insured)	1,475,000	1,607,617
5% 5/1/17 (FSA Insured)	3,675,000	3,956,211
Okemos Pub. School District Series 1993:
0% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,377,925
0% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,566,448
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (FSA Insured)	1,010,000	1,118,121
5.25% 5/1/27 (FSA Insured)	1,135,000	1,233,666
Petoskey Pub. School District Series 2005:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,430,000	1,607,906
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,293,945
Plainwell Cmnty. School District:
(School Bldg. & Site Proj.):
Series 2002, 5.5% 5/1/14	1,000,000	1,111,470
Series 2008:
5% 5/1/23 (Assured Guaranty Corp. Insured)	1,885,000	2,068,919
5% 5/1/28 (Assured Guaranty Corp. Insured)	1,000,000	1,062,120
Series 2005:
5% 5/1/15 (FSA Insured)	1,030,000	1,172,892
5% 5/1/16 (FSA Insured)	1,025,000	1,122,416
Plymouth-Canton Cmnty. School District Series 2008, 5% 5/1/20 (FSA Insured)	5,000,000	5,537,050
Portage Pub. Schools Series 2008, 5% 5/1/22 (FSA Insured)	4,300,000	4,614,115
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) Series 2008:
5% 5/1/31 (FSA Insured)	$ 2,080,000	$ 2,182,294
5% 5/1/34 (FSA Insured)	2,320,000	2,420,897
5% 5/1/38 (FSA Insured)	1,000,000	1,032,910
Riverview Cmnty. School District Series 2004:
5% 5/1/14	655,000	736,489
5% 5/1/15	955,000	1,059,171
5% 5/1/17	1,000,000	1,086,330
5% 5/1/18	1,000,000	1,078,320
Rochester Cmnty. School District 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,607,898
Rockford Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) 5% 5/1/30 (FSA Insured)	3,975,000	4,196,090
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series 2009 V, 8.25% 9/1/39	3,100,000	3,663,952
Series M, 5.25% 11/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,821,500
Saginaw Valley State Univ. Rev. Series 2007, 5% 7/1/37 (FSA Insured)	2,880,000	2,970,634
Saint Clair County Gen. Oblig. Series 2004:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,495,258
5% 4/1/19 (AMBAC Insured)	1,475,000	1,575,108
Shepherd Pub. Schools Series 2008, 5% 5/1/17 (FSA Insured)	1,025,000	1,172,539
South Haven Gen. Oblig. Series 2009:
4.875% 12/1/28 (Assured Guaranty Corp. Insured)	2,500,000	2,631,325
5.125% 12/1/33 (Assured Guaranty Corp. Insured)	1,000,000	1,050,270
South Redford School District Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,240,054
Taylor City Bldg. Auth. County of Wayne Bldg. Auth. Pub. Facilities Series 2003, 5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,735,000	1,814,775
Three Rivers Cmnty. Schools Series 2008:
5% 5/1/14 (FSA Insured)	1,765,000	1,996,303
5% 5/1/16 (FSA Insured)	1,750,000	1,977,990
Troy School District:
Series 2006:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,139,270
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,136,500
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Troy School District: - continued
5% 5/1/15	$ 2,135,000	$ 2,358,641
Utica Cmnty. Schools:
Series 2003:
5.375% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (c)	2,250,000	2,557,913
5.5% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (c)	1,000,000	1,140,910
Series 2004, 5% 5/1/17	3,000,000	3,198,120
Series 2007:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,112,690
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,217,680
Waverly Cmnty. School District Series 2005, 5% 5/1/17 (FSA Insured)	3,090,000	3,380,491
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,024,150
West Ottawa Pub. School District 5.25% 5/1/10 (FGIC Insured)	210,000	212,405
Western Michigan Univ. Rev.:
Series 2005, 5% 11/15/35 (FGIC Insured)	5,435,000	5,444,783
Series 2008, 5% 11/15/20 (FSA Insured)	5,280,000	5,757,470
Williamston Cmnty. Schools Gen. Oblig. Series 2005, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,080,240
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/17 (FSA Insured)	1,875,000	2,050,313
Wyoming Sewage Disp. Sys. Rev. Series 2005, 5% 6/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,114,120
Zeeland Pub. Schools:
Series 2004, 5.25% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,146,338
Series 2005:
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,035,000	2,199,326
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	945,000	1,011,320
		600,672,301
Puerto Rico - 1.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,280,000	1,401,472
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	$ 1,000,000	$ 1,070,610
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (a)	2,000,000	2,075,000
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41	12,000,000	1,772,880
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	123,651
0% 8/1/47 (AMBAC Insured)	1,000,000	97,620
Series 2009 A:
6% 8/1/42	4,000,000	4,165,200
6.5% 8/1/44	1,500,000	1,621,980
		12,328,413
Virgin Islands - 1.1%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,500,000	1,502,025
Series 2009 B, 5% 10/1/25	1,200,000	1,176,852
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	2,200,000	1,979,824
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series 2007, 5% 7/1/31	2,730,000	2,510,781
		7,169,482
TOTAL INVESTMENT PORTFOLIO - 96.4% (Cost $606,161,506)	622,191,527
NET OTHER ASSETS - 3.6%	23,003,274
NET ASSETS - 100%	$ 645,194,801
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows: (Unaudited)
General Obligations	44.9%
Water & Sewer	18.7%
Health Care	11.4%
Special Tax	6.1%
Education	5.3%
Escrowed/Pre-Refunded	5.2%
Others * (individually less than 5%)	8.4%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $606,161,506)		$ 622,191,527
Cash		17,153,899
Receivable for fund shares sold		291,084
Interest receivable		7,087,777
Prepaid expenses		2,121
Other receivables		2,343
Total assets		646,728,751

Liabilities
Payable for fund shares redeemed	$ 334,166
Distributions payable	788,371
Accrued management fee	195,943
Transfer agent fee payable	133,210
Other affiliated payables	38,248
Other payables and accrued expenses	44,012
Total liabilities		1,533,950

Net Assets		$ 645,194,801
Net Assets consist of:
Paid in capital		$ 629,282,287
Undistributed net investment income		67,236
Accumulated undistributed net realized gain (loss) on investments		(184,743)
Net unrealized appreciation (depreciation) on investments		16,030,021
Net Assets, for 54,455,224 shares outstanding		$ 645,194,801
Net Asset Value, offering price and redemption price per share ($645,194,801 ÷ 54,455,224 shares)		$ 11.85

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2009

Investment Income
Interest		$ 26,872,961

Expenses
Management fee	$ 2,231,589
Transfer agent fees	506,566
Accounting fees and expenses	146,030
Custodian fees and expenses	8,284
Independent trustees' compensation	2,197
Registration fees	22,311
Audit	48,093
Legal	5,775
Miscellaneous	44,416
Total expenses before reductions	3,015,261
Expense reductions	(6,350)	3,008,911
Net investment income		23,864,050
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		750,255
Change in net unrealized appreciation (depreciation) on investment securities		28,575,367
Net gain (loss)		29,325,622
Net increase (decrease) in net assets resulting from operations		$ 53,189,672

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 23,864,050	$ 23,865,195
Net realized gain (loss)	750,255	44,585
Change in net unrealized appreciation (depreciation)	28,575,367	(25,883,831)
Net increase (decrease) in net assets resulting from operations	53,189,672	(1,974,051)
Distributions to shareholders from net investment income	(23,839,855)	(23,855,172)
Distributions to shareholders from net realized gain	(806,246)	(255,599)
Total distributions	(24,646,101)	(24,110,771)
Share transactions Proceeds from sales of shares	118,776,118	121,916,853
Reinvestment of distributions	15,364,247	14,616,764
Cost of shares redeemed	(86,345,864)	(134,236,975)
Net increase (decrease) in net assets resulting from share transactions	47,794,501	2,296,642
Redemption fees	4,574	7,742
Total increase (decrease) in net assets	76,342,646	(23,780,438)

Net Assets
Beginning of period	568,852,155	592,632,593
End of period (including undistributed net investment income of $67,236 and undistributed net investment income of $66,291, respectively)	$ 645,194,801	$ 568,852,155
Other Information Shares
Sold	10,157,927	10,529,456
Issued in reinvestment of distributions	1,313,506	1,273,539
Redeemed	(7,401,170)	(11,819,551)
Net increase (decrease)	4,070,263	(16,556)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 11.76	$ 11.82	$ 11.84	$ 12.11
Income from Investment Operations
Net investment income B	.460	.457	.461	.469	.472
Net realized and unrealized gain (loss)	.575	(.465)	(.031)	.041	(.155)
Total from investment operations	1.035	(.008)	.430	.510	.317
Distributions from net investment income	(.460)	(.457)	(.462)	(.470)	(.472)
Distributions from net realized gain	(.015)	(.005)	(.028)	(.060)	(.115)
Total distributions	(.475)	(.462)	(.490)	(.530)	(.587)
Redemption fees added to paid in capital B, D	-	-	-	-	-
Net asset value, end of period	$ 11.85	$ 11.29	$ 11.76	$ 11.82	$ 11.84
Total Return A	9.30%	(.06)%	3.73%	4.41%	2.67%
Ratios to Average Net Assets C
Expenses before reductions	.50%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.50%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.50%	.47%	.44%	.44%	.45%
Net investment income	3.94%	3.96%	3.94%	3.98%	3.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 645,195	$ 568,852	$ 592,633	$ 571,869	$ 565,484
Portfolio turnover rate	6%	19%	15%	17%	23%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 12/31/09	% of fund's investments 6/30/09	% of fund's investments 12/31/08
0 - 30	91.2	81.6	91.6
31 - 90	3.8	8.1	3.8
91 - 180	3.2	6.5	0.5
181 - 397	1.8	3.8	4.1
Weighted Average Maturity
	12/31/09	6/30/09	12/31/08
Fidelity Michigan Municipal Money Market Fund	16 Days	27 Days	18 Days
All Tax-Free Money Market*	31 Days	26 Days	29 Days
Asset Allocation (% of fund's net assets)
As of December 31, 2009	As of June 30, 2009
Variable Rate Demand Notes (VRDNs) 71.1%	Variable Rate Demand Notes (VRDNs) 66.2%
Commercial Paper (including CP Mode) 8.7%	Commercial Paper (including CP Mode) 7.9%
Municipal Notes 1.0%	Municipal Notes 1.9%
Fidelity Municipal Cash Central Fund 13.4%	Fidelity Municipal Cash Central Fund 12.2%
Other Investments 4.8%	Other Investments 10.1%
Net Other Assets 1.0%	Net Other Assets 1.7%

Current and Historical Seven-Day Yields

	12/28/09	9/28/09	6/29/09	3/30/09	12/29/08
Fidelity Michigan Municipal Money Market Fund	0.01%	0.01%	0.01%	0.06%	0.52%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund. A portion of the Fund's expenses were reimbursed and/or waived. Absent such reimbursements and/or waivers the Fund would have had a net investment loss and therefore its performance would have been lower.

*Source: iMoneyNet, Inc.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Investments December 31, 2009

Showing Percentage of Net Assets

Municipal Securities - 99.0%
	Principal Amount	Value
Georgia - 0.2%
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2008 G, 0.3%, LOC Bayerische Landesbank, VRDN (a)	$ 1,535,000	$ 1,535,000
Michigan - 83.9%
Caledonia Cmnty. Schools Counties of Kent, Allegan and Barry Bonds Series 2009, 5% 5/1/10	2,000,000	2,029,593
Central Michigan Univ. Rev. Series 2008 A, 0.22%, LOC JPMorgan Chase Bank, VRDN (a)	5,640,000	5,640,000
Detroit Econ. Dev. Corp. Rev. (Michigan Opera Theatre Proj.) Series 1999, 0.67%, LOC JPMorgan Chase Bank, VRDN (a)	2,100,000	2,100,000
Eastern Michigan Univ. Revs.:
Series 2009 A, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	4,500,000	4,500,000
Series 2009 B, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	28,000,000	28,000,000
Grand Traverse County Bldg. Auth. Bonds Series 2009, 3% 9/1/10	1,225,000	1,246,094
Grand Valley Michigan State Univ. Rev.:
Series 2005, 0.19%, LOC Nat'l. City Bank Cleveland, VRDN (a)	19,570,000	19,570,000
Series 2008 B, 0.19%, LOC U.S. Bank NA, Minnesota, VRDN (a)	17,000,000	17,000,000
Kalamazoo Econ. Dev. Corp. Rev. Bonds (Heritage Cmnty. of Kalamazoo Proj.) Series 1999, 7.5% 5/15/29 (Pre-Refunded to 5/15/10 @ 102) (e)	2,000,000	2,091,598
Kent County Bldg. Auth. Participating VRDN Series PT 3242, 0.5% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	10,775,000	10,775,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.):
Series 2008 B1, 0.45%, LOC RBS Citizens NA, VRDN (a)	19,800,000	19,800,000
Series 2008 B3, 0.2% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	27,000,000	27,000,000
Series 2008 C, 0.22%, LOC Bank of New York, New York, VRDN (a)	21,000,000	21,000,000
L'Anse Creuse Pub. Schools Bonds:
3.5% 5/1/10 (Michigan Gen. Oblig. Guaranteed)	700,000	706,186
5% 5/1/10 (Michigan Gen. Oblig. Guaranteed)	4,575,000	4,640,330
Lake Orion Cmnty. School District Bonds Series 2007 A, 5.5% 5/1/10 (Michigan Gen. Oblig. Guaranteed)	900,000	914,792
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2008 C, 0.2%, LOC UBS AG, VRDN (a)	16,135,000	16,135,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Bldg. Auth. Rev.:
Bonds (Facilities Prog.):
Series 2000 I:
5% 10/15/11 (Pre-Refunded to 10/15/10 @ 100) (e)	$ 1,000,000	$ 1,036,730
5.125% 10/15/15 (Pre-Refunded to 10/15/10 @ 100) (e)	2,680,000	2,778,680
Series 2009 II, 3% 10/15/10	275,000	279,513
Series 2007 I, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	21,400,000	21,400,000
Series 5, 0.3% 1/7/10, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	12,040,000	12,040,000
Michigan Higher Ed. Rev. (Thomas M. Cooley Law School Proj.) Series 2008 A, 0.18%, LOC Wachovia Bank NA, VRDN (a)	2,820,000	2,820,000
Michigan Hosp. Fin. Auth. Rev.:
Bonds:
(Trinity Health Sys. Proj.) Series 2008 C:
0.28% tender 2/4/10, CP mode	20,000,000	20,000,000
0.3% tender 1/8/10, CP mode	32,700,000	32,700,000
0.3% tender 2/4/10, CP mode	3,400,000	3,400,000
Series 2009 C, 0.32% tender 3/12/10, CP mode	10,700,000	10,700,000
Participating VRDN Series ROC II R 11676, 0.23% (Liquidity Facility Citibank NA) (a)(f)	7,800,000	7,800,000
(Ascension Health Cr. Group Proj.):
Series 2008 B2, 0.2%, VRDN (a)	22,275,000	22,275,000
Series 2008 B4, 0.2%, VRDN (a)	19,500,000	19,500,000
Series 2008 B5, 0.25%, VRDN (a)	4,000,000	4,000,000
Series 2008 B7, 0.25%, VRDN (a)	34,800,000	34,800,000
Series 2008 B8, 0.2%, VRDN (a)	4,950,000	4,950,000
(Henry Ford Health Sys. Proj.) Series 2007, 0.21%, LOC JPMorgan Chase Bank, VRDN (a)	1,570,000	1,570,000
(Hosp. Equip. Ln. Prog.) Series B, 0.26%, LOC Bank of America NA, VRDN (a)	5,500,000	5,500,000
(Munising Memorial Hosp. Assoc. Proj.) Series 2006, 0.35%, LOC Banco Santander SA, VRDN (a)	7,560,000	7,560,000
(Trinity Health Sys. Proj.) Series 2005 E, 0.17%, VRDN (a)	10,875,000	10,875,000
Michigan Hsg. Dev. Auth. Ltd.:
(Sand Creek Apts., Phase I Proj.) Series 2007 A, 0.3%, LOC Citibank NA, VRDN (a)(d)	3,700,000	3,700,000
(Sand Creek II Apts. Proj.) Series 2007 A, 0.3%, LOC Citibank NA, VRDN (a)(d)	5,495,000	5,495,000
(Teal Run I Apts. Proj.) Series 2007 A, 0.3%, LOC Citibank NA, VRDN (a)(d)	6,350,000	6,350,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Canton Club East Apts. Proj.) Series 1998 A, 0.26%, LOC Fannie Mae, VRDN (a)(d)	$ 1,105,000	$ 1,105,000
(Hunt Club Apts. Proj.) 0.29%, LOC Fannie Mae, VRDN (a)(d)	6,995,000	6,995,000
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	6,700,000	6,700,000
Michigan Muni. Bond Auth. Rev.:
Bonds:
(Local Govt. Ln. Prog.) Series 2009 C, 3% 5/1/10 (Michigan Gen. Oblig. Guaranteed)	1,000,000	1,005,902
Series C, 5% 5/1/10	6,500,000	6,591,724
RAN Series 2009 C3, 2.5% 8/20/10, LOC Bank of Nova Scotia New York Branch	9,300,000	9,396,291
Michigan Pub. Pwr. Agcy. Rev. Bonds (Belle River Proj.) Series 2002 A, 5.25% 1/1/10	9,955,000	9,955,000
Michigan State Univ. Revs. 0.17% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	51,305,000	51,305,000
Michigan Strategic Fund Indl. Dev. Rev. (Lapeer Industries, Inc. Proj.) Series 2007, 0.35%, LOC Bank of America NA, VRDN (a)(d)	1,400,000	1,400,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Almond Products, Inc. Proj.) 0.35%, LOC Bank of America NA, VRDN (a)(d)	8,565,000	8,565,000
(Bosal Ind. Proj.) Series 1998, 0.55%, LOC JPMorgan Chase Bank, VRDN (a)(d)	7,500,000	7,500,000
(Consumers Energy Co. Proj.):
0.2%, LOC Wells Fargo Bank NA, VRDN (a)	34,200,000	34,200,000
0.27%, LOC Wells Fargo Bank NA, VRDN (a)(d)	9,000,000	9,000,000
(Detroit Symphony Orchestra Proj.):
Series 2001 A, 0.25%, LOC Bank of America NA, VRDN (a)	15,775,000	15,775,000
Series 2001 B, 0.23%, LOC Bank of America NA, VRDN (a)	21,355,000	21,355,000
(Doss Ind. Dev. Co. Proj.) 2.62%, LOC JPMorgan Chase Bank, VRDN (a)(d)	400,000	400,000
(Evangelical Homes of Michigan Proj.) Series 2008, 0.22%, LOC JPMorgan Chase & Co., VRDN (a)	5,000,000	5,000,000
(Grand Rapids Art Museum Proj.) Series 2006 A, 0.25%, LOC Bank of America NA, VRDN (a)	3,550,000	3,550,000
(Holland Plastics Corp. Proj.) 0.6%, LOC Bank of America NA, VRDN (a)(d)	2,720,000	2,720,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(John H. Dekker & Sons Proj.) Series 1998, 0.65%, LOC Bank of America NA, VRDN (a)(d)	$ 635,000	$ 635,000
(Orchestra Place Renewal Proj.) Series 2000, 0.28%, LOC Bank of America NA, VRDN (a)	7,250,000	7,250,000
(Pioneer Laboratories, Inc. Proj.) 0.27%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,600,000	1,600,000
(S&S LLC Proj.) Series 2000, 0.57%, LOC Bank of America NA, VRDN (a)(d)	1,305,000	1,305,000
(Van Andel Research Institute Proj.) Series 2008, 0.2%, LOC Bank of America NA, VRDN (a)	22,400,000	22,400,000
(W.H. Porter, Inc. Proj.) Series 2001, 0.35%, LOC Bank of America NA, VRDN (a)(d)	2,220,000	2,220,000
(YMCA Metropolitan Detroit Proj.) Series 2001, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)	11,430,000	11,430,000
(YMCA Metropolitan Lansing Proj.) Series 2002, 0.27%, LOC Bank of America NA, VRDN (a)	8,400,000	8,400,000
Michigan Strategic Fund Solid Waste Disp. Rev. (Grayling Gen. Station Proj.) Series 1990, 0.27%, LOC Barclays Bank PLC, VRDN (a)(d)	11,064,000	11,064,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev.:
(Osmic, Inc. Proj.) Series 2001 A, 0.37%, LOC JPMorgan Chase Bank, VRDN (a)(d)	5,800,000	5,800,000
(Pratt & Miller Engineering & Fabrication, Inc. Proj.) Series 2004, 0.35%, LOC Bank of America NA, VRDN (a)(d)	2,700,000	2,700,000
The Lamphere Schools Oakland County Bonds Series 2005, 3.25% 5/1/10 (Michigan Gen. Oblig. Guaranteed)	1,000,000	1,009,774
Traverse City Area Pub. Schools Bonds Series 2008, 3% 5/1/10	1,000,000	1,008,950
Troy School District Bonds Series 2004, 5% 5/1/10	7,230,000	7,325,595
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) Series 2009, 0.28%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	6,165,000	6,165,000
Wayland Union School District Bonds (School Bldg. and Site Proj.) Series 1994, 8% 5/1/10	950,000	971,065
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2008 B, 0.33%, LOC Landesbank Baden-Wuert, VRDN (a)(d)	23,180,000	23,180,000
Series 2008 E, 0.37%, LOC JPMorgan Chase Bank, VRDN (a)(d)	6,200,000	6,200,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Wayne County Arpt. Auth. Rev.: - continued
Series 2008 F, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)(d)	$ 8,100,000	$ 8,100,000
Western Michigan Univ. Rev. Bonds Series 2009, 5% 11/15/10	1,615,000	1,679,530
		757,641,347
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 C1, 0.3%, LOC Bayerische Landesbank, VRDN (a)(d)	900,000	900,000
North Carolina - 0.0%
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 0.44%, LOC Nat'l. City Bank Cleveland, VRDN (a)(d)	435,000	435,000
Ohio - 0.4%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 4% (Deutsche Post AG Guaranteed), VRDN (a)(d)	3,700,000	3,700,000
Puerto Rico - 0.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.34%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	4,000,000	4,000,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2007 A6, 0.18%, LOC UBS AG, VRDN (a)	1,600,000	1,600,000
Series 2007 A9, 0.17%, LOC Wachovia Bank NA, VRDN (a)	2,350,000	2,350,000
		7,950,000
Washington - 0.1%
Port of Seattle Rev. Series 2005, 0.34%, LOC Fortis Banque SA, VRDN (a)(d)	800,000	800,000
	Shares
Other - 13.4%
Fidelity Municipal Cash Central Fund, 0.29% (b)(c)	120,816,000	120,816,000
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $893,777,347)		893,777,347
NET OTHER ASSETS - 1.0%		8,708,618
NET ASSETS - 100%		$ 902,485,965
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 380,998
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $772,961,347)	$ 772,961,347
Fidelity Central Funds (cost $120,816,000)	120,816,000
Total Investments (cost $893,777,347)		$ 893,777,347
Cash		1,599,817
Receivable for investments sold		1,500,000
Receivable for fund shares sold		13,055,216
Interest receivable		832,180
Distributions receivable from Fidelity Central Funds		24,332
Prepaid expenses		3,202
Other receivables		432
Total assets		910,792,526

Liabilities
Payable for fund shares redeemed	$ 7,788,682
Distributions payable	144
Accrued management fee	216,362
Other affiliated payables	267,586
Other payables and accrued expenses	33,787
Total liabilities		8,306,561

Net Assets		$ 902,485,965
Net Assets consist of:
Paid in capital		$ 902,430,994
Undistributed net investment income		54,971
Net Assets, for 901,529,049 shares outstanding		$ 902,485,965
Net Asset Value, offering price and redemption price per share ($902,485,965 ÷ 901,529,049 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2009

Investment Income
Interest		$ 4,430,054
Income from Fidelity Central Funds		380,998
Total income		4,811,052

Expenses
Management fee	$ 3,533,935
Transfer agent fees	1,487,960
Accounting fees and expenses	113,714
Custodian fees and expenses	14,372
Independent trustees' compensation	3,458
Registration fees	29,660
Audit	34,836
Legal	10,965
Money Market Guarantee Program Fee	327,836
Miscellaneous	163,307
Total expenses before reductions	5,720,043
Expense reductions	(1,122,877)	4,597,166
Net investment income		213,886
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		34,610
Net increase in net assets resulting from operations		$ 248,496

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 213,886	$ 18,902,432
Net realized gain (loss)	34,610	307,279
Net increase in net assets resulting from operations	248,496	19,209,711
Distributions to shareholders from net investment income	(211,264)	(18,903,617)
Distributions to shareholders from net realized gain	(30,688)	-
Total distributions	(241,952)	(18,903,617)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,340,639,951	3,391,598,245
Reinvestment of distributions	237,809	18,550,217
Cost of shares redeemed	(2,560,223,360)	(3,376,217,032)
Net increase (decrease) in net assets and shares resulting from share transactions	(219,345,600)	33,931,430
Total increase (decrease) in net assets	(219,339,056)	34,237,524

Net Assets
Beginning of period	1,121,825,021	1,087,587,497
End of period (including undistributed net investment income of $54,971 and undistributed net investment income of $52,349, respectively)	$ 902,485,965	$ 1,121,825,021

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- D	.017	.032	.030	.020
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	.017	.032	.030	.020
Distributions from net investment income	- D	(.017)	(.032)	(.030)	(.020)
Distributions from net realized gain	- D	-	- D	-	- D
Total distributions	- D	(.017)	(.032)	(.030)	(.020)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.02%	1.68%	3.21%	3.01%	1.99%
Ratios to Average Net Assets B, C
Expenses before reductions	.60%	.54%	.54%	.56%	.56%
Expenses net of fee waivers, if any	.48%	.54%	.54%	.55%	.55%
Expenses net of all reductions	.48%	.48%	.42%	.41%	.46%
Net investment income	.02%	1.66%	3.15%	2.97%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 902,486	$ 1,121,825	$ 1,087,587	$ 864,963	$ 695,051

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2009

1. Organization.

Fidelity Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Michigan.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, February 12, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2009, for each Fund's investments is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows.

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Money Market Fund participated in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. The Money Market Fund paid the U.S. Treasury Department fees equal to 0.04% based on the number of shares outstanding as of September 19, 2008 to participate in the Program through September 18, 2009. The expense was borne by the Money Market Fund without regard to any expense limitation in effect for the Money Market Fund.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2009, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Income Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, losses deferred due to futures transactions and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Michigan Municipal Income Fund	$ 606,096,128	$ 22,717,454	$ (6,622,055)	$ 16,095,399
Fidelity Michigan Municipal Money Market Fund	893,777,347	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Net unrealized appreciation (depreciation)
Fidelity Michigan Municipal Income Fund	$ 2,361	$ 16,095,399
Fidelity Michigan Municipal Money Market Fund	$ 55,103	$ -

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

December 31, 2009	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Michigan Municipal Income Fund	$ 23,839,855	$ 50,389	$ 755,857	$ 24,646,101
Fidelity Michigan Municipal Money Market Fund	211,264	-	30,688	241,952
December 31, 2008	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Michigan Municipal Income Fund	$ 23,855,172	$ -	$ 255,599	$ 24,110,771
Fidelity Michigan Municipal Money Market Fund	18,903,617	-	-	18,903,617

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $67,656,839 and $36,439,656, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.12%	.37%
Fidelity Michigan Municipal Money Market Fund	.25%	.12%	.37%

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.08%
Fidelity Michigan Municipal Money Market Fund	.16%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Michigan Municipal Income Fund	$ 3,101

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees and the fee for participating in the U.S. Treasury Department's Temporary Guarantee Program, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Michigan Municipal Money Market Fund	.55%	$ 128,167

Annual Report

7. Expense Reductions - continued

FMR or its affiliates voluntarily agreed to waive certain fees during the period for the Money Market fund. The amount of the waiver is $989,594.

In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Fidelity Michigan Municipal Income Fund	$ 6,221	$ 129	$ -
Fidelity Michigan Municipal Money Market Fund	4,946	142	28

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Michigan Municipal Income Fund and Fidelity Michigan Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Michigan Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Michigan Municipal Money Market Fund and a fund of Fidelity Municipal Trust II) at December 31, 2009 the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Trust's and Fidelity Municipal Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 12, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006- present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Robert P. Brown (46)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds. Mr. Brown also serves as President, Money Market Group of FMR (2010-present), and is an employee of Fidelity Investments.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-
present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2009, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Michigan Municipal Income Fund	$ 819,716
Fidelity Michigan Municipal Money Market Fund	$ 21,782

During fiscal year ended 2009, 100% of Fidelity Michigan Municipal Income Fund and Fidelity Michigan Municipal Money Market Fund's income dividends were free from federal income tax, and 1.14% of Fidelity Michigan Municipal Income Fund and 27.18% Fidelity Michigan Municipal Money Market Fund's income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of Fidelity Michigan Municipal Money Market Fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	1,062,804,275.68	93.287
Withheld	76,479,112.93	6.713
TOTAL	1,139,283,388.61	100.000
Albert R. Gamper, Jr.
Affirmative	1,063,829,833.21	93.377
Withheld	75,453,555.40	6.623
TOTAL	1,139,283,388.61	100.000
Abigail P. Johnson
Affirmative	1,063,010,736.31	93.305
Withheld	76,272,652.30	6.695
TOTAL	1,139,283,388.61	100.000
Arthur E. Johnson
Withheld	75,048,755.23	6.587
TOTAL	1,139,283,388.61	100.000
Affirmative	1,064,234,633.38	93.413
Michael E. Kenneally
Affirmative	1,066,369,026.63	93.600
Withheld	72,914,361.98	6.400
TOTAL	1,139,283,388.61	100.000
James H. Keyes
Affirmative	1,064,690,310.64	93.453
Withheld	74,593,077.97	6.547
TOTAL	1,139,283,388.61	100.000
Marie L. Knowles
Affirmative	1,063,415,425.04	93.341
Withheld	75,867,963.57	6.659
TOTAL	1,139,283,388.61	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	1,064,071,271.06	93.398
Withheld	75,212,117.55	6.602
TOTAL	1,139,283,388.61	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

A special meeting of Fidelity Michigan Municipal Income Fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	4,976,218,711.54	94.504
Withheld	289,372,080.80	5.496
TOTAL	5,265,590,792.34	100.000
Albert R. Gamper, Jr.
Affirmative	4,987,868,999.13	94.726
Withheld	277,721,793.21	5.274
TOTAL	5,265,590,792.34	100.000
Abigail P. Johnson
Affirmative	4,976,588,327.75	94.511
Withheld	289,002,464.59	5.489
TOTAL	5,265,590,792.34	100.000
Arthur E. Johnson
Affirmative	4,988,940,352.10	94.746
Withheld	276,650,440.24	5.254
TOTAL	5,265,590,792.34	100.000
Michael E. Kenneally
Affirmative	4,992,662,223.53	94.817
Withheld	272,928,568.81	5.183
TOTAL	5,265,590,792.34	100.000
James H. Keyes
Affirmative	4,992,058,743.17	94.805
Withheld	273,532,049.17	5.195
TOTAL	5,265,590,792.34	100.000
Marie L. Knowles
Affirmative	4,988,818,909.12	94.744
Withheld	276,771,883.22	5.256
TOTAL	5,265,590,792.34	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	4,972,086,622.42	94.426
Withheld	293,504,169.92	5.574
TOTAL	5,265,590,792.34	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,718,758,060.08	70.624
Against	804,668,445.99	15.282
Abstain	283,572,864.94	5.385
Broker Non-Votes	458,591,421.33	8.709
TOTAL	5,265,590,792.34	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Michigan Municipal Income Fund / Fidelity Michigan Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Fidelity Michigan Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance during 2009.

Fidelity Michigan Municipal Money Market Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the third quartile for the one- and five-year periods and the second quartile for the three-year period. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 32% would mean that 68% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Annual Report

Fidelity Michigan Municipal Income Fund

Fidelity Michigan Municipal Money Market Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2008. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and management fees to maintain a minimum yield for Fidelity Michigan Municipal Money Market Fund.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

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For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

Fidelity Research & Analysis Company

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

MIR-UANN-0210
1.787737.106

Fidelity®
Ohio Municipal Income Fund

and

Fidelity
Ohio Municipal Money Market
Fund

Annual Report

December 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Ohio Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Ohio Municipal Money Market Fund
Investment Changes/Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

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Dear Shareholder:

During the past year, investors saw a turnaround in the global capital markets, as riskier assets - namely stocks and higher-yielding bonds - staged a comeback after a very difficult 2008 and early 2009. Credit conditions improved and economic growth resumed, setting the stage for a broad-based rebound in asset prices. But risks to a sustained recovery remained, including high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
Fidelity Ohio Municipal Income Fund	.49%
Actual		$ 1,000.00	$ 1,051.30	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.74	$ 2.50
Fidelity Ohio Municipal Money Market Fund	.53%
Actual		$ 1,000.00	$ 1,000.10	$ 2.67**
HypotheticalA		$ 1,000.00	$ 1,022.53	$ 2.70**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Fidelity Ohio Municipal Money Market Fund would have been .57% and the expenses paid in the actual and hypothetical examples above would have been $2.87 and $2.91, respectively.

Annual Report

Fidelity Ohio Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Past 5 years	Past 10 years
Fidelity® OH Municipal Income Fund	11.11%	4.01%	5.60%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Ohio Municipal Income Fund on December 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital Municipal Bond Index performed over the same period.

Annual Report

Fidelity Ohio Municipal Income Fund

Management's Discussion of Fund Performance

Market Recap: The municipal bond market posted some of its best annual returns in decades during the 12 months ending December 31, 2009, driven largely by improving supply and demand factors. After a very strong January, munis were under some pressure in February and March due to heavy selling by investors who sought the safety of U.S. Treasuries, the credit downgrades of bond insurers, and heavy new issuance from state and local governments looking to offset budget shortfalls. But beginning in April, munis staged an impressive rebound despite the challenging conditions they faced on the fiscal front. Supply pressures eased with the introduction of "Build America Bonds," which often afforded issuers cheaper financing in the taxable bond market than was available in the muni market. At the same time, investor demand for munis strengthened as the doom and gloom surrounding the global financial system and economy began to moderate. These developments helped mask the unprecedented financial challenges that most muni issuers faced, as revenues declined rapidly. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 46,000 investment-grade, fixed-rate, tax-exempt bonds - rose 12.91%. By comparison, the overall investment-grade taxable debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, gained 5.93%.

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity® Ohio Municipal Income Fund: For the year, the fund returned 11.11% and the Barclays Capital Ohio 4+ Year Enhanced Modified 2% Tobacco Municipal Bond Index returned 12.68%. Some of the fund's underperformance stemmed from the its comparatively large exposure to high-coupon callable bonds - those that carry coupons that exceed prevailing rates and feature a call option allowing the issuer to redeem them before maturity. They tend to be less liquid, or easily traded, and lagged during the market rebound. An underweighting in discount bonds also hurt because strong demand helped them outpace the benchmark. The fund's underweighting in tobacco bonds cost us some ground because they were among the market's best performers as investors gravitated toward riskier, higher-yielding bonds. The way in which I allocated investments across bonds with certain maturities produced mixed results. Early on, an overweighting in intermediate-maturity bonds aided performance because they generally outpaced longer-term securities, in which the fund was underweighted. But as the period progressed, I gradually reduced the fund's overweighting in intermediates and built up an overweighting in longer-term bonds, which our analysis indicated offered better values. This restructuring worked against us because longer-term bonds continued to underperform.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Ohio Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.0	43.4
Health Care	14.5	12.5
Education	13.9	13.7
Water & Sewer	10.6	10.9
Special Tax	4.3	4.4
Weighted Average Maturity as of December 31, 2009
		6 months ago
Years	7.2	9.3

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2009
6 months ago
Years	7.6	7.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2009	As of June 30, 2009
AAA 7.3%	AAA 8.1%
AA,A 76.5%	AA,A 79.5%
BBB 8.1%	BBB 9.2%
BB and Below 0.0%	BB and Below 0.2%
Not Rated 4.1%	Not Rated 2.0%
Short-Term Investments and Net Other Assets 4.0%	Short-Term Investments and Net Other Assets 1.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Fidelity Ohio Municipal Income Fund

Investments December 31, 2009

Showing Percentage of Net Assets

Municipal Bonds - 96.0%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,600,000	$ 1,519,008
Ohio - 92.7%
Adams County Valley Local School District (Adams & Highland County Proj.) Series 1995, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,000,720
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A:
5% 1/1/14	1,500,000	1,560,930
5% 1/1/15	1,275,000	1,335,040
Akron City Non-tax Rev. Econ. Dev. Series 1997, 6% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,357,238
Akron Ctfs. of Prtn. Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,475,000	1,648,386
Akron Wtrwks. Rev. Series 2002, 5.25% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,630,000	1,640,807
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	1,400,000	1,455,734
American Muni. Pwr.-Ohio, Inc. Rev. (Prairie State Energy Campus Proj.):
Series 2008 A, 5% 2/15/38	4,075,000	4,096,353
Series 2009 A, 5.75% 2/15/39 (Assured Guaranty Corp. Insured)	3,000,000	3,167,340
Avon Gen. Oblig. Series 2009 B:
5% 12/1/36	1,040,000	1,075,443
5% 12/1/37	1,095,000	1,132,318
Beavercreek City School District Series 2009, 5% 12/1/36	2,250,000	2,331,900
Bowling Green City School District 5% 12/1/34 (FSA Insured)	2,000,000	2,077,600
Buckeye Tobacco Settlement Fing. Auth. Series A-2, 6.5% 6/1/47	9,800,000	8,046,971
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,665,000	1,891,407
Bucyrus City School District 5% 12/1/30 (FSA Insured)	5,120,000	5,378,714
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	2,455,000	2,717,980
Butler County Trans. Impt. District Series 2007, 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,131,157
Canal Winchester Local School District Series B, 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,030,000	1,100,195
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Chagrin Falls Exempted Village School District Series 2005, 5.25% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,915,000	$ 2,075,477
Cincinnati City School District:
5.25% 6/1/16 (FSA Insured)	1,500,000	1,651,965
5.25% 12/1/18 (FGIC Insured)	3,000,000	3,410,820
Cincinnati City School District Ctfs. of Prtn. (School Impt. Proj.) 5% 12/15/28 (FSA Insured)	1,000,000	1,049,560
Cincinnati Gen. Oblig. Series 2009 A:
4.5% 12/1/29	500,000	506,490
5% 12/1/20	1,240,000	1,385,787
Cincinnati Wtr. Sys. Rev. Series B, 5% 12/1/32	6,500,000	6,895,720
Cleveland Arpt. Sys. Rev. Series 2000 C, 5% 1/1/20 (FSA Insured)	3,500,000	3,631,495
Cleveland Gen. Oblig. Series C:
5.25% 11/15/20 (FGIC Insured)	1,100,000	1,248,115
5.25% 11/15/21 (FGIC Insured)	1,145,000	1,303,434
5.25% 11/15/22 (FGIC Insured)	1,210,000	1,380,477
5.25% 11/15/23 (FGIC Insured)	1,885,000	2,151,011
Cleveland Muni. School District:
5.25% 12/1/17 (FSA Insured)	2,215,000	2,413,331
5.25% 12/1/19 (FSA Insured)	1,045,000	1,119,864
5.25% 12/1/23 (FSA Insured)	1,000,000	1,064,080
Cleveland Parking Facilities Rev. 5.25% 9/15/17 (FSA Insured)	4,480,000	4,719,949
Cleveland Pub. Pwr. Sys. Rev. Series A, 0% 11/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395,000	2,321,258
Cleveland State Univ. Gen. Receipts:
Series 2003 A, 5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,490,000	2,592,513
Series 2004, 5% 6/1/34 (FGIC Insured)	5,000,000	5,039,050
Cleveland Wtrwks. Rev.:
(First Mtg. Prog.):
Series G, 5.5% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,450,000	2,535,603
Series H, 5.75% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	45,009
Series 2007 O, 5% 1/1/37	3,200,000	3,273,792
Columbus City School District:
(School Facilities Construction and Impt. Proj.):
Series 2009 B:
5% 12/1/28	3,105,000	3,330,454
5% 12/1/29	1,000,000	1,069,250
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Columbus City School District: - continued
(School Facilities Construction and Impt. Proj.):
5% 12/1/18 (FSA Insured)	$ 5,000,000	$ 5,553,300
Series 2009 B, 5% 12/1/26	1,805,000	1,954,400
Cuyahoga Cmnty. College District Gen. Oblig. Series 2009 C:
5% 8/1/25	1,140,000	1,215,194
5% 8/1/27	1,200,000	1,264,020
Cuyahoga County Gen. Oblig. Series A:
0% 10/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400,000	2,343,792
0% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,343,587
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Series 2003 A, 5.5% 1/1/13	1,070,000	1,173,137
Dayton School District (School Facility Construction & Impt. Proj.) Series 2003 A, 5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,975,000	5,038,382
Dublin City School District 5% 12/1/21	1,200,000	1,341,492
Erie County Gen. Oblig. 5.5% 12/1/18 (FSA Insured)	1,265,000	1,386,288
Fairfield City School District 7.45% 12/1/14 (FGIC Insured)	1,000,000	1,161,390
Fairless Local School District 5% 12/1/32 (FSA Insured)	3,300,000	3,414,279
Fairview Park City School District 5% 12/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,350,000	4,415,598
Fairview Park Gen. Oblig. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,955,000	6,116,916
Franklin County Convention Facilities Auth. Tax & Lease Rev. 5.25% 12/1/19 (AMBAC Insured)	4,000,000	4,224,320
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.):
Series 2009, 5.25% 11/1/40	5,000,000	5,037,750
Series A:
5% 11/1/15	260,000	286,400
5% 11/1/16	265,000	291,277
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/12	2,505,000	2,687,489
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr. Proj.) 5.125% 10/1/13 (AMBAC Insured)	3,000,000	3,000,510
Gallia County Local School District (School Impt. Proj.) 5% 12/1/33 (FSA Insured)	3,000,000	3,102,750
Hamilton City School District 5% 12/1/34	2,000,000	2,071,200
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,985,000	$ 2,102,949
5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075,000	1,146,111
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,190,000	2,283,820
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130,000	1,197,145
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,070,000	1,164,513
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series 2004 J:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835,000	1,867,736
5.25% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,585,000	2,604,827
5.25% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720,000	2,725,059
Hamilton County Sales Tax Rev. Series B, 5.25% 12/1/32 (AMBAC Insured)	960,000	963,638
Hamilton County Swr. Sys. Rev. Series 06A, 5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050,000	2,280,892
Hamilton Wtrwks. Rev. 5% 10/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,057,090
Hilliard Gen. Oblig. 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,082,110
Hilliard School District 0% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	388,420
Huber Heights City School District Unltd. Tax School Impt. Gen. Oblig. Series 2009, 5% 12/1/36	1,500,000	1,546,020
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,285,000	2,367,511
Kent City School District Series 2004, 5% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,474,452
Kent State Univ. Revs. Series 2009 B:
5% 5/1/26 (Assured Guaranty Corp. Insured)	4,100,000	4,308,567
5% 5/1/29 (Assured Guaranty Corp. Insured)	1,000,000	1,036,880
5% 5/1/30 (Assured Guaranty Corp. Insured)	1,115,000	1,152,698
Kings Local School District 5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365,000	1,456,783
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C:
5% 8/15/14	$ 2,055,000	$ 2,091,250
5% 8/15/15	1,160,000	1,170,092
5% 8/15/16	1,260,000	1,255,036
5% 8/15/17	1,000,000	992,460
Lakewood City School District:
0% 12/1/15 (FSA Insured)	1,500,000	1,269,240
0% 12/1/16 (FSA Insured)	1,200,000	962,544
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.):
5.5% 2/15/10	1,000,000	1,004,970
5.5% 2/15/11	2,075,000	2,135,424
5.5% 2/15/12	375,000	393,690
Licking Heights Local School District (Facilities Construction & Impt. Proj.) Series A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,745,000	3,831,959
Lorain County Gen. Oblig. (Justice Ctr. Proj.) Series 2002, 5.5% 12/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,985,000	3,152,548
Lucas County Hosp. Rev. (Promedia Health Care Oblig. Group Proj.):
5% 11/15/13 (AMBAC Insured)	1,135,000	1,208,128
5% 11/15/38	1,165,000	1,165,757
5.375% 11/15/23 (AMBAC Insured)	5,250,000	5,286,960
5.625% 11/15/12 (AMBAC Insured)	2,000,000	2,026,700
5.625% 11/15/13 (AMBAC Insured)	1,200,000	1,216,020
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity) (c)	9,000,000	4,817,520
Marysville Village School District 5% 12/1/29 (FSA Insured)	4,000,000	4,176,240
Marysville Wastewtr. Treatment Sys. Rev.:
4% 12/1/20 (XL Cap. Assurance, Inc. Insured)	115,000	113,994
4.125% 12/1/21 (XL Cap. Assurance, Inc. Insured)	135,000	134,179
4.15% 12/1/22 (XL Cap. Assurance, Inc. Insured)	100,000	99,011
Miamisburg City School District:
Series 2009, 5% 12/1/23 (Assured Guaranty Corp. Insured)	1,405,000	1,522,458
5% 12/1/33	1,340,000	1,405,687
Milford Exempt Village School District 5.25% 12/1/33	5,000,000	5,209,050
Montgomery County Gen. Oblig. 5.5% 12/1/25	2,235,000	2,285,511
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Montgomery County Rev.:
(Catholic Health Initiatives Proj.):
Series 2008 C2, 4.1%, tender 11/10/11 (a)	$ 1,900,000	$ 1,975,373
Series 2008 D, 6.25% 10/1/33	2,500,000	2,707,725
Series A:
6% 12/1/19	1,470,000	1,494,917
6% 12/1/19 (Escrowed to Maturity) (c)	1,530,000	1,571,142
6% 12/1/26 (Escrowed to Maturity) (c)	3,000,000	3,069,300
Series C1, 5% 10/1/41 (FSA Insured)	5,000,000	4,837,450
Series D, 5.25%, tender 11/12/13 (a)	2,000,000	2,155,600
(Miami Valley Hosp. Proj.) Series 2009 A, 6% 11/15/28	2,000,000	2,090,440
Series A, 6.25% 11/15/39	2,250,000	2,344,230
Montgomery County Wtr. Sys. Rev. Series 2002, 5.375% 11/15/16 (AMBAC Insured)	2,200,000	2,255,704
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,303,956
Oak Hills Local School District Facilities Construction and Impt. Series B, 6.9% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	580,435
Ohio Air Quality Dev. Auth. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (a)(b)	2,000,000	2,209,760
Ohio Bldg. Auth.:
(Adult Correctional Bldg. Fund Proj.) Series 2009 B, 5% 10/1/24	1,790,000	1,960,283
(Juvenile Correctional Bldg. Fund Proj.) 5% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,485,000	2,652,911
Ohio Gen. Oblig.:
(College Savings Prog.) 0% 8/1/14	1,375,000	1,229,099
(Common Schools Proj.) Series 2006 D, 5% 9/15/21	500,000	544,015
(Higher Ed. Cap. Facilities Proj.):
Series 2002 B, 5.25% 11/1/20	7,020,000	7,658,399
Series 2005 B, 5% 5/1/16	1,000,000	1,137,120
(Infrastructure Impt. Proj.):
Series A, 5% 3/1/26	1,850,000	1,969,640
Series D, 5% 3/1/24	3,415,000	3,627,515
Series 2008 A:
5.375% 9/1/23	1,025,000	1,151,741
5.375% 9/1/28	7,050,000	7,785,456
Series A, 5.5% 9/15/16 (Pre-Refunded to 3/15/12 @ 100) (c)	6,060,000	6,692,906
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	$ 2,335,000	$ 2,798,591
Series 1994:
6.125% 10/1/15	2,000,000	2,317,860
6.25% 10/1/16	2,500,000	2,915,750
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	1,635,000	1,659,476
5.5% 1/1/43	2,000,000	2,045,340
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,074,630
(Univ. Hosp. Health Sys. Proj.) Series 2007 A, 5.25% 1/15/46	4,000,000	3,843,880
(Univ. of Dayton Proj.):
Series 2004, 5% 12/1/17 (AMBAC Insured)	2,170,000	2,303,347
Series 2009, 5.5% 12/1/36	5,000,000	5,195,800
Ohio Hosp. Facilities Rev. (Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	7,000,000	7,235,480
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,263,357
Ohio Poll. Cont. Rev. (Standard Oil Co. Proj.) 6.75% 12/1/15	3,100,000	3,811,109
Ohio Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 4.95% 9/1/20 (b)	3,000,000	3,002,010
Ohio State Univ. Gen. Receipts:
Series 2002 A, 5.125% 12/1/31	5,000,000	5,149,750
Series 2003 B, 5.25% 6/1/16	5,000,000	5,480,000
Series 2008 A, 5% 12/1/26	2,225,000	2,412,746
Ohio Tpk. Commission Tpk. Rev.:
Series 1998 A, 5.5% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,468,270
Series 2001 A, 5.5% 2/15/26	1,600,000	1,630,576
Ohio Univ. Gen. Receipts Athens:
Series 2004, 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,980,000	2,073,793
Series A, 5% 12/1/33 (FSA Insured)	1,190,000	1,234,577
Series B, 5% 12/1/31 (FSA Insured)	3,540,000	3,703,725
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (a)	1,000,000	1,104,350
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.) Series 2005:
5.25% 6/1/18	2,610,000	3,030,628
5.25% 12/1/18	2,610,000	3,039,162
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Rev.: - continued
(Fresh Wtr. Impt. Proj.):
Series B, 5.5% 6/1/16 (FSA Insured)	$ 1,560,000	$ 1,831,237
5.5% 6/1/17	3,710,000	4,375,426
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity) (c)	1,685,000	1,902,112
5% 12/1/17	3,765,000	4,122,110
5.25% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,420,938
5.25% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260,000	1,447,765
5.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,180,000	1,366,853
5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,160,000	1,340,403
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2004, 5%, tender 1/4/10 (a)	3,250,000	3,250,000
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
Series 2005 B, 0% 12/1/14	1,500,000	1,335,720
5% 6/1/18	2,000,000	2,179,280
5.25% 12/1/19	1,975,000	2,301,645
Olentangy Local School District:
5% 12/1/30 (FSA Insured)	4,025,000	4,210,875
5% 12/1/36	2,700,000	2,797,308
Orrville City School District 5.25% 12/1/35 (AMBAC Insured)	1,000,000	1,035,910
Penta Career Ctr. Ctfs. of Prtn.:
(Ohio School Facilities Proj.) 5.25% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755,000	1,882,711
(Wood, Lucas, Sandusky, Fulton, Ottawa, Henry and Hancock Counties, Ohio School Facilities Proj.) 5.25% 4/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940,000	2,051,337
Plain Local School District 6% 12/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	990,000	1,026,313
Reynoldsburg City School District (School Facilities Construction & Impt. Proj.):
0% 12/1/16	1,250,000	988,450
0% 12/1/17	1,250,000	939,213
5% 12/1/32	1,500,000	1,580,910
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500,000	509,780
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B: - continued
6.375% 11/15/30	$ 330,000	$ 335,204
RiverSouth Auth. Rev. Series 2005 A, 5.25% 12/1/15	1,000,000	1,127,200
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	2,125,000	2,267,396
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,600,000	2,561,962
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,020,280
Sharonville Gen. Oblig. 5.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410,000	1,531,373
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,121,134
St. Marys City School District:
5% 12/1/27 (FSA Insured)	470,000	490,281
5% 12/1/35 (FSA Insured)	2,500,000	2,508,400
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,795,518
5.25% 12/1/21	1,740,000	1,895,852
Sylvania City School District Series 2009, 5.25% 12/1/36 (Assured Guaranty Corp. Insured)	7,055,000	7,339,669
Tallmadge School District Gen. Oblig. 5% 12/1/31 (FSA Insured)	4,000,000	4,170,760
Toledo City School District (School Facilities Impt. Proj.) Series 2009, 5.375% 12/1/35	1,000,000	1,056,050
Toledo Wtrwks. Rev.:
5% 11/15/16 (AMBAC Insured)	1,110,000	1,166,288
5% 11/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,594,500
Univ. of Akron Gen. Receipts:
Series A, 5.25% 1/1/30 (FSA Insured)	3,000,000	3,122,970
Series B, 5% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,428,309
Univ. of Cincinnati Ctfs. of Prtn.:
5.5% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045,000	1,088,796
5.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315,000	1,367,797
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,030,320
Univ. of Cincinnati Gen. Receipts:
Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,525,443
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Univ. of Cincinnati Gen. Receipts: - continued
Series 2004 A:
5% 6/1/19 (AMBAC Insured)	$ 1,520,000	$ 1,594,510
Series 2008 C:
5% 6/1/22 (FSA Insured)	1,000,000	1,076,650
5% 6/1/23 (FSA Insured)	2,000,000	2,142,940
5% 6/1/24 (FSA Insured)	2,000,000	2,132,640
Warren County Gen. Oblig.:
6.1% 12/1/12	245,000	267,871
6.65% 12/1/11	115,000	123,808
West Muskingum Local School District School Facilities Construction and Impt. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,060,000	1,012,321
Wright State Univ. Gen. Receipts:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,375,000	1,464,334
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,520,496
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,515,000	1,589,796
		485,084,345
Puerto Rico - 1.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,094,900
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series KK, 5.5% 7/1/15	1,800,000	2,027,034
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,404,117
Puerto Rico Pub. Bldg. Auth. Rev.:
Series G, 5.25% 7/1/13	1,000,000	1,045,930
Series M2, 5.75%, tender 7/1/17 (a)	1,000,000	1,037,500
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41	9,300,000	1,373,982
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	123,651
0% 8/1/47 (AMBAC Insured)	1,000,000	97,620
Series 2009 A, 6% 8/1/42	1,000,000	1,041,300
		9,246,034
Virgin Islands - 1.2%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,000,000	1,001,350
Series 2009 A, 6.75% 10/1/37	1,000,000	1,057,600
Series 2009 B, 5% 10/1/25	1,000,000	980,710
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	$ 1,600,000	$ 1,439,872
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/22	2,000,000	1,972,600
		6,452,132
TOTAL INVESTMENT PORTFOLIO - 96.0% (Cost $489,538,735)	502,301,519
NET OTHER ASSETS - 4.0%	21,197,231
NET ASSETS - 100%	$ 523,498,750
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	38.0%
Health Care	14.5%
Education	13.9%
Water & Sewer	10.6%
Others* (individually less than 5%)	23.0%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $489,538,735)		$ 502,301,519
Cash		17,845,721
Receivable for fund shares sold		338,293
Interest receivable		4,260,393
Prepaid expenses		1,681
Other receivables		2,621
Total assets		524,750,228

Liabilities
Payable for fund shares redeemed	$ 355,723
Distributions payable	558,162
Accrued management fee	159,323
Transfer agent fee payable	99,861
Other affiliated payables	33,313
Other payables and accrued expenses	45,096
Total liabilities		1,251,478

Net Assets		$ 523,498,750
Net Assets consist of:
Paid in capital		$ 510,860,013
Undistributed net investment income		12,415
Accumulated undistributed net realized gain (loss) on investments		(136,462)
Net unrealized appreciation (depreciation) on investments		12,762,784
Net Assets, for 45,140,349 shares outstanding		$ 523,498,750
Net Asset Value, offering price and redemption price per share ($523,498,750 ÷ 45,140,349 shares)		$ 11.60

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2009

Investment Income
Interest		$ 21,435,913

Expenses
Management fee	$ 1,759,700
Transfer agent fees	374,569
Accounting fees and expenses	123,408
Custodian fees and expenses	7,038
Independent trustees' compensation	1,725
Registration fees	20,812
Audit	47,718
Legal	2,037
Miscellaneous	37,125
Total expenses before reductions	2,374,132
Expense reductions	(4,384)	2,369,748
Net investment income		19,066,165
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		537,075
Change in net unrealized appreciation (depreciation) on investment securities		29,120,688
Net gain (loss)		29,657,763
Net increase (decrease) in net assets resulting from operations		$ 48,723,928

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 19,066,165	$ 17,430,256
Net realized gain (loss)	537,075	(227,996)
Change in net unrealized appreciation (depreciation)	29,120,688	(24,735,772)
Net increase (decrease) in net assets resulting from operations	48,723,928	(7,533,512)
Distributions to shareholders from net investment income	(19,059,945)	(17,431,194)
Distributions to shareholders from net realized gain	(315,347)	(299,285)
Total distributions	(19,375,292)	(17,730,479)
Share transactions Proceeds from sales of shares	113,681,441	106,766,039
Reinvestment of distributions	13,242,068	12,333,882
Cost of shares redeemed	(62,614,002)	(88,409,279)
Net increase (decrease) in net assets resulting from share transactions	64,309,507	30,690,642
Redemption fees	9,552	4,216
Total increase (decrease) in net assets	93,667,695	5,430,867

Net Assets
Beginning of period	429,831,055	424,400,188
End of period (including undistributed net investment income of $12,415 and undistributed net investment income of $11,167, respectively)	$ 523,498,750	$ 429,831,055
Other Information Shares
Sold	9,963,353	9,614,154
Issued in reinvestment of distributions	1,159,348	1,106,334
Redeemed	(5,508,894)	(8,078,772)
Net increase (decrease)	5,613,807	2,641,716

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 11.51	$ 11.60	$ 11.66	$ 11.98
Income from Investment Operations
Net investment income B	.455	.449	.444	.459	.476
Net realized and unrealized gain (loss)	.737	(.632)	(.040)	.050	(.135)
Total from investment operations	1.192	(.183)	.404	.509	.341
Distributions from net investment income	(.455)	(.449)	(.444)	(.459)	(.476)
Distributions from net realized gain	(.007)	(.008)	(.050)	(.110)	(.185)
Total distributions	(.462)	(.457)	(.494)	(.569)	(.661)
Redemption fees added to paid in capital B, D	-	-	-	-	-
Net asset value, end of period	$ 11.60	$ 10.87	$ 11.51	$ 11.60	$ 11.66
Total Return A	11.11%	(1.62)%	3.59%	4.47%	2.90%
Ratios to Average Net Assets C
Expenses before reductions	.50%	.49%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.50%	.49%	.49%	.49%	.50%
Expenses net of all reductions	.50%	.47%	.45%	.45%	.47%
Net investment income	3.99%	4.01%	3.88%	3.96%	4.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 523,499	$ 429,831	$ 424,400	$ 421,878	$ 424,849
Portfolio turnover rate	10%	11%	22%	19%	23%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 12/31/09	% of fund's investments 6/30/09	% of fund's investments 12/31/08
0 - 30	81.7	77.0	77.6
31 - 90	3.8	6.2	4.5
91 - 180	7.6	10.0	7.6
181 - 397	6.9	6.8	10.3
Weighted Average Maturity
	12/31/09	6/30/09	12/31/08
Fidelity Ohio Municipal Money Market Fund	36 Days	44 Days	44 Days
Ohio Tax-Free Money Market Average*	40 Days	42 Days	43 Days
Asset Allocation (% of fund's net assets)
As of December 31, 2009	As of June 30, 2009
Variable Rate Demand Notes (VRDNs) 70.0%	Variable Rate Demand Notes (VRDNs) 69.9%
Commercial Paper (including CP Mode) 5.3%	Commercial Paper (including CP Mode) 4.6%
Tender Bonds 0.6%	Tender Bonds 0.6%
Municipal Notes 9.8%	Municipal Notes 17.3%
Fidelity Municipal Cash Central Fund 9.6%	Fidelity Municipal Cash Central Fund 4.7%
Other Investments 4.7%	Other Investments 4.5%
Net Other Assets † 0.0%	Net Other Assets** (1.6)%

Current and Historical Seven-Day Yields

	12/28/09	9/28/09	6/29/09	3/30/09	12/29/08
Fidelity Ohio Municipal Money Market Fund	.01%	.06%	.18%	.28%	.88%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund. A portion of the Fund's expenses were reimbursed and/or waived. Absent such reimbursements and/or waivers, the Fund would have had a net investment loss and therefore its performance would have been lower.

* Source: iMoneyNet, Inc.
** Net Other Assets are not included in the pie chart.
† Represents less than 0.1%

Annual Report

Fidelity Ohio Municipal Money Market Fund

Investments December 31, 2009

Showing Percentage of Net Assets

Municipal Securities - 100.0%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 1,100,000	$ 1,100,000
California - 0.3%
East Bay Muni. Util. District Wtr. Sys. Rev.:
Series 2008 B2, 0.27% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	1,750,000	1,750,000
Series 2008 B3, 0.27% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	800,000	800,000
		2,550,000
Kentucky - 0.8%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2006 B, 0.4%, LOC Commerzbank AG, VRDN (a)(d)	2,100,000	2,100,000
Series 2008 A, 0.33%, LOC Commerzbank AG, VRDN (a)(d)	2,600,000	2,600,000
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.38%, LOC Wachovia Bank NA, VRDN (a)(d)	1,000,000	1,000,000
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.27%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (a)(d)	2,500,000	2,500,000
		8,200,000
Minnesota - 0.8%
Minnesota Hsg. Fin. Agcy. Series 2009 C, 0.27% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (a)(d)	8,000,000	8,000,000
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.39%, LOC Bank of America NA, VRDN (a)(d)	4,000,000	4,000,000
Nevada - 0.8%
Clark County Arpt. Rev.:
Series 2008 C1, 0.3%, LOC Bayerische Landesbank, VRDN (a)(d)	1,000,000	1,000,000
Series 2008 D1, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	6,600,000	6,600,000
Series 2008 D2, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	1,100,000	1,100,000
		8,700,000
Municipal Securities - continued
	Principal Amount	Value
North Carolina - 0.8%
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2008 3A2, 0.35%, LOC Bank of America NA, VRDN (a)(d)	$ 1,600,000	$ 1,600,000
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 0.42%, LOC Wachovia Bank NA, VRDN (a)(d)	7,000,000	7,000,000
		8,600,000
Ohio - 85.8%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 D, 0.27%, LOC Wachovia Bank NA, VRDN (a)	3,700,000	3,700,000
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	22,750,000	22,750,000
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.) 0.55%, tender 2/15/10 (a)	5,899,000	5,899,000
Avon Gen. Oblig. BAN Series 2009, 1.3% 5/12/10	2,800,000	2,804,474
Avon Lake City School District BAN Series 2009, 1% 5/12/10	3,250,000	3,257,619
Beachwood Gen. Oblig. BAN Series 2009, 1.5% 12/2/10	3,000,000	3,024,891
Butler County Health Facilities Rev. (LifeSphere Proj.) Series 2002, 0.17%, LOC U.S. Bank NA, Minnesota, VRDN (a)	19,650,000	19,650,000
Cambridge Hosp. Facilities Rev. (Southeastern Reg'l. Med. Ctr. Proj.) 0.31%, LOC Nat'l. City Bank Cleveland, VRDN (a)	780,000	780,000
Cleveland Arpt. Sys. Rev.:
Bonds Series 2009 C, 2.5% 1/1/10	6,225,000	6,225,000
Series 2008 D, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,375,000	6,375,000
Series 2009 A, 0.24%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	8,160,000	8,160,000
Series 2009 D, 0.32%, LOC KBC Bank NV, VRDN (a)	9,825,000	9,825,000
Cleveland Wtrwks. Rev.:
Bonds Series 2002 K, 5% 1/1/10	1,000,000	1,000,000
Series 2008 Q, 0.2%, LOC Bank of America NA, VRDN (a)	5,000,000	5,000,000
Cleveland-Cuyahoga County Port Auth. Edl. Facility Rev. (Laurel School Proj.) Series 2008, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	8,200,000	8,200,000
Columbus City School District Participating VRDN Series 1488, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	8,515,000	8,515,000
Columbus Muni. Arpt. Auth. Rev. Series A, 0.3% 2/11/10, LOC Calyon New York Branch, CP	8,000,000	8,000,000
Cuyahoga County Arpt. Facilities Rev. (Corporate Wings-Cleveland LLC Proj.) 0.34%, LOC Nat'l. City Bank Cleveland, VRDN (a)(d)	2,990,000	2,990,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Cuyahoga County Econ. Dev. Rev. (Euclid Ave. Hsg. Corp. Proj.) Series 2009 B, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 7,070,000	$ 7,070,000
Cuyahoga County Health Care Facilities Rev. (Altenheim Proj.) 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)	11,835,000	11,835,000
Cuyahoga County Indl. Dev. Rev.:
(Progressive Plastics, Inc. Proj.) 2.54%, LOC JPMorgan Chase Bank, VRDN (a)(d)	615,000	615,000
(Pubco Corp. Proj.) Series 2001, 0.44%, LOC Nat'l. City Bank Cleveland, VRDN (a)(d)	1,290,000	1,290,000
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 4% (Deutsche Post AG Guaranteed), VRDN (a)(d)	11,500,000	11,500,000
Delaware Gen. Oblig. BAN:
1.5% 4/28/10	11,500,000	11,527,797
1.5% 12/21/10	3,500,000	3,534,107
Franklin County Health Care Facilities Rev. (Friendship Village of Dublin, Ohio, Inc. Proj.):
Series 2004 A, 0.23%, LOC Nat'l. City Bank Cleveland, VRDN (a)	10,970,000	10,970,000
Series 2004 B, 0.23%, LOC Nat'l. City Bank Cleveland, VRDN (a)	7,230,000	7,230,000
Franklin County Hosp. Rev.:
(OhioHealth Corp. Proj.) Series D, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,420,000	2,420,000
(Trinity Health Sys. Proj.) Series 1995, 0.2%, VRDN (a)	5,600,000	5,600,000
(U.S. Health Corp. of Columbus Proj.) Series 1996 B, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,000,000	4,000,000
Fulton County Gen. Oblig. Rev. (Fulton County Health Ctr. Proj.) Series 2005, 0.22%, LOC JPMorgan Chase Bank, VRDN (a)	3,150,000	3,150,000
Hamilton County Econ. Dev. Rev. Participating VRDN Series Solar 06 158, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(f)	700,000	700,000
Hamilton County Health Care Facilities Rev. (The Children's Home of Cincinnati Proj.) Series 2009, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,450,000	3,450,000
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2006 C, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,680,000	8,680,000
Hamilton County Hosp. Facilities Rev.:
(Childrens Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.23%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	18,710,000	18,710,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Hamilton County Hosp. Facilities Rev.: - continued
(Childrens Hosp. Med. Ctr. Proj.):
Series 2000, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)	$ 9,260,000	$ 9,260,000
Series 2002 I, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (a)	7,680,000	7,680,000
Series 2007 N, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)	3,500,000	3,500,000
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 A, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	4,450,000	4,450,000
Hudson City Gen. Oblig. BAN Series 2009, 2% 10/6/10	10,500,000	10,612,042
Kent State Univ. Revs.:
Bonds Series 2009 B, 2% 5/1/10	4,630,000	4,652,089
Series 2008 B, 0.26%, LOC Bank of America NA, VRDN (a)	5,475,000	5,475,000
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2002, 0.42%, LOC JPMorgan Chase Bank, VRDN (a)	11,600,000	11,600,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 1.19%, LOC JPMorgan Chase Bank, VRDN (a)(d)	2,370,000	2,370,000
Lancaster Port Auth. Gas Rev. 0.23% (Liquidity Facility Royal Bank of Canada), VRDN (a)	25,855,000	25,855,000
Lorain County Hosp. Rev. (EMH Reg'l. Med. Ctr. Proj.) Series 2008, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)	17,300,000	17,300,000
Lorain County Ohio Port Auth. Rev. (Nat'l. Bronze and Metals, Inc. Proj.) Series 2009, 0.33%, LOC Bank of America NA, VRDN (a)	8,500,000	8,500,000
Lorain County Port Auth. Edl. Facilities Rev. (St. Ignatius High School Proj.) 0.21%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,050,000	2,050,000
Mason City School District BAN 1.5% 2/4/10	3,560,000	3,562,467
Mason Gen. Oblig. BAN:
(Road Impt. Proj.) 1.5% 7/28/10	1,150,000	1,154,876
1.5% 3/11/10	2,600,000	2,603,657
Mason Indl. Dev. Rev. (Crane Plastics Co. Proj.) 0.37%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	3,720,000	3,720,000
Miami County Gen. Oblig. BAN (911 Sys. Proj.) 1.25% 5/14/10	1,000,000	1,001,828
Miamisburg City School District BAN (School Facilities Construction and Impt. Proj.) Series 2009, 2% 7/22/10	10,700,000	10,770,441
Montgomery County Rev.:
Bonds (Miami Valley Hosp. Proj.) Series 2008 A, 5% 11/15/10	2,705,000	2,803,362
Participating VRDN Series Putters 3622, 0.25% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	2,250,000	2,250,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Montgomery County Rev.: - continued
(Catholic Health Initiatives Proj.) Series 2004 B2, 0.3% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	$ 1,800,000	$ 1,800,000
Niles Gen. Oblig. BAN Series 2009, 1.75% 11/10/10	4,600,000	4,635,581
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A:
0.27%, LOC Cr. Agricole SA, VRDN (a)(d)	12,100,000	12,100,000
0.55%, VRDN (a)	11,000,000	11,000,000
(Dayton Pwr. & Lt. Co. Proj.):
Series 2008 A, 0.35%, LOC JPMorgan Chase Bank, VRDN (a)(d)	9,700,000	9,700,000
Series 2008 B, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)(d)	13,650,000	13,650,000
(FirstEnergy Corp. Proj.) Series 2006 B, 0.24%, LOC Wachovia Bank NA, VRDN (a)	2,100,000	2,100,000
(Ohio Valley Elec. Corp. Proj.):
Series 2009 B, 0.3%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	6,200,000	6,200,000
Series 2009 C, 0.25%, LOC Bank Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	3,600,000	3,600,000
Series 2009 D, 0.3%, LOC Bank Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	6,540,000	6,540,000
Ohio Bldg. Auth. Bonds:
(Administrative Bldg. Proj.) Series 2004 B, 5% 10/1/10	500,000	516,790
(James A. Rhodes State Office Tower Proj.) Series 1998 A, 5.25% 6/1/10	4,940,000	5,032,286
(William Green Bldg. Proj.) Series 2003 A, 5% 4/1/10	2,180,000	2,204,160
Ohio Gen. Oblig.:
Bonds:
(Common Schools Proj.) Series 2003 B, 5% 6/15/10	2,000,000	2,041,052
(Full Faith and Cr./Hwy. User Receipts Proj.) Series G, 5% 5/1/10	2,000,000	2,029,540
(Higher Ed. Proj.) Series 2006 A, 3.75% 5/1/10	1,000,000	1,010,906
(Infrastructure Impt. Proj.):
Series 1999, 5.75% 2/1/12 (Pre-Refunded to 2/1/10 @ 101) (e)	1,000,000	1,014,467
Series 2000:
5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (e)	3,385,000	3,400,076
5.75% 2/1/20 (Pre-Refunded to 2/1/10 @ 100) (e)	1,795,000	1,803,024
Series 2000 B, 5.625% 5/1/15 (Pre-Refunded to 5/1/10 @ 100) (e)	1,000,000	1,016,842
Series K, 4% 5/1/10	1,000,000	1,010,797
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Gen. Oblig.: - continued
(Common Schools Proj.) Series 2005 B, 0.15%, VRDN (a)	$ 12,500,000	$ 12,500,000
Ohio Higher Edl. Facility Commission Rev.:
Bonds:
(Cleveland Clinic Proj.):
Series 2008 B6, 0.37% tender 6/15/10, CP mode	23,900,000	23,900,000
0.4% tender 3/4/10, CP mode	12,700,000	12,700,000
Series 2008 B5, 0.45% tender 1/6/10, CP mode	10,700,000	10,700,000
(Kenyon College Proj.) Series 1999, 0.2%, LOC Northern Trust Co., Chicago, VRDN (a)	7,400,000	7,400,000
(Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.45%, LOC RBS Citizens NA, VRDN (a)	31,800,000	31,800,000
(Xavier Univ. Proj.) Series 2008 A, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,700,000	3,700,000
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3552, 0.25% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	5,940,000	5,940,000
Ohio Hsg. Participating VRDN Series Clipper 06 8, 0.37% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(f)	1,706,000	1,706,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN:
Series Merlots 01 A78, 0.34% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	2,435,000	2,435,000
Series Merlots 06 A2, 0.34% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	5,325,000	5,325,000
Series Putters 1334, 0.4% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(f)	8,320,000	8,320,000
(Mtg.-Backed Securities Prog.):
Series 2002 A2, 0.32% (Liquidity Facility KBC Bank NV), VRDN (a)(d)	1,650,000	1,650,000
Series 2005 B1, 0.29% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	6,000,000	6,000,000
Series 2005 F, 0.24% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	11,800,000	11,800,000
Series 2006 F, 0.24% (Liquidity Facility Citibank NA), VRDN (a)(d)	15,100,000	15,100,000
Series B, 0.25% (Liquidity Facility Citibank NA), VRDN (a)(d)	10,600,000	10,600,000
Series 2004 D, 0.24% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	10,860,000	10,860,000
Series B, 0.32% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	11,990,000	11,990,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 1.25%, LOC RBS Citizens NA, VRDN (a)(d)	$ 700,000	$ 700,000
(Pedcor Invts. Willow Lake Apts. Proj.) Series B, 0.42%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(d)	455,000	455,000
(Pine Crossing Apts. Proj.) 0.35%, LOC Bank of America NA, VRDN (a)(d)	4,515,000	4,515,000
(Wingate at Belle Meadows Proj.) 0.29%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(d)	7,755,000	7,755,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2006 I, 0.25% (Liquidity Facility Citibank NA), VRDN (a)(d)	4,000,000	4,000,000
Series 2006 J, 0.25% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(d)	5,200,000	5,200,000
Series 2006 N, 0.24% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(d)	28,595,000	28,595,000
Series 2008 B, 0.32% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	22,400,000	22,400,000
Series 2008 H, 0.28% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	5,000,000	5,000,000
Ohio Solid Waste Rev. (BP Products NA, Inc. Proj.) Series 2002, 0.23% (BP PLC Guaranteed), VRDN (a)(d)	5,000,000	5,000,000
Ohio State Univ. Gen. Receipts:
Bonds Series 2005 A, 5% 6/1/10	6,470,000	6,589,499
Series 1997, 0.2%, VRDN (a)	600,000	600,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.3%, LOC Bank of America NA, VRDN (a)(d)	5,200,000	5,200,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(FirstEnergy Corp. Proj.) Series A, 0.28%, LOC Barclays Bank PLC, VRDN (a)(d)	3,380,000	3,380,000
Series A, 0.33%, LOC Barclays Bank PLC, VRDN (a)(d)	24,050,000	24,050,000
Ohio Wtr. Dev. Auth. Rev. Participating VRDN Series DCL 08 046, 0.33% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	7,990,000	7,990,000
Perrysburg Gen. Oblig. BAN:
1.25% 11/4/10	1,200,000	1,202,490
1.25% 11/4/10	2,570,000	2,575,332
Portage County Hosp. Rev. (Robinson Memorial Hosp. Proj.) Series 2008, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	11,770,000	11,770,000
Rickenbacker Port Auth. Indl. Dev. (Micro Inds. Corp. Proj.) Series 2000, 1.19%, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,435,000	1,435,000
Solon Gen. Oblig. BAN Series 2009, 1.125% 11/18/10	1,175,000	1,178,844
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Stow Gen. Oblig. BAN 1.5% 5/7/10	$ 9,575,000	$ 9,604,219
Sylvania Gen. Oblig. BAN 2% 7/15/10	3,250,000	3,271,530
Twinsburg Indl. Dev. Rev. (United Stationers Supply Co. Proj.) 0.27%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	6,800,000	6,800,000
Univ. of Cincinnati Gen. Receipts:
BAN:
Series 2009 B, 2% 7/21/10	16,000,000	16,069,607
Series 2009 D, 1.5% 12/16/10	5,250,000	5,298,910
Series 2008 B, 0.63%, LOC Bayerische Landesbank, VRDN (a)	3,400,000	3,400,000
Univ. of Toledo Gen. Receipts Series 2008 B, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	3,850,000	3,850,000
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day School Proj.) Series 1999, 0.26%, LOC Nat'l. City Bank Cleveland, VRDN (a)	4,385,000	4,385,000
Wadsworth City School District Bonds Series 2009, 2.25% 9/22/10	4,750,000	4,804,592
Westlake Gen. Oblig. BAN 1.25% 1/28/10	3,100,000	3,100,565
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 0.9%, LOC RBS Citizens NA, VRDN (a)	2,200,000	2,200,000
Wood County Indl. Dev. Rev. (CMC Group Proj.) Series 2001, 0.44%, LOC Nat'l. City Bank Cleveland, VRDN (a)(d)	1,435,000	1,435,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 2.05%, LOC JPMorgan Chase Bank, VRDN (a)(d)	3,200,000	3,200,000
		883,450,759
Texas - 0.5%
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 B, 0.28%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(d)	1,000,000	1,000,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B2, 0.29%, LOC Compass Bank, VRDN (a)	4,100,000	4,100,000
		5,100,000
Washington - 0.1%
Port of Seattle Rev. Series 2005, 0.34%, LOC Fortis Banque SA, VRDN (a)(d)	900,000	900,000
Municipal Securities - continued
	Shares	Value
Other - 9.6%
Fidelity Municipal Cash Central Fund, 0.29% (b)(c)	98,557,000	$ 98,557,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,029,157,759)		1,029,157,759
NET OTHER ASSETS - 0.0%		394,579
NET ASSETS - 100%		$ 1,029,552,338
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 156,241
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $930,600,759)	$ 930,600,759
Fidelity Central Funds (cost $98,557,000)	98,557,000
Total Investments (cost $1,029,157,759)		$ 1,029,157,759
Cash		95,985
Receivable for fund shares sold		14,018,183
Interest receivable		1,565,669
Distributions receivable from Fidelity Central Funds		21,527
Prepaid expenses		3,716
Other receivables		53
Total assets		1,044,862,892

Liabilities
Payable for investments purchased	$ 4,420,494
Payable for fund shares redeemed	10,288,835
Distributions payable	101
Accrued management fee	263,393
Other affiliated payables	302,945
Other payables and accrued expenses	34,786
Total liabilities		15,310,554

Net Assets		$ 1,029,552,338
Net Assets consist of:
Paid in capital		$ 1,029,464,960
Accumulated undistributed net realized gain (loss) on investments		87,378
Net Assets, for 1,029,122,109 shares outstanding		$ 1,029,552,338
Net Asset Value, offering price and redemption price per share ($1,029,552,338 ÷ 1,029,122,109 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2009

Investment Income
Interest		$ 7,589,755
Income from Fidelity Central Funds		156,241
Total income		7,745,996

Expenses
Management fee	$ 4,047,092
Transfer agent fees	1,508,722
Accounting fees and expenses	124,579
Custodian fees and expenses	19,763
Independent trustees' compensation	3,929
Registration fees	27,820
Audit	35,220
Legal	5,536
Money Market Guarantee Program Fee	338,435
Miscellaneous	172,449
Total expenses before reductions	6,283,545
Expense reductions	(227,243)	6,056,302
Net investment income		1,689,694
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		92,975
Net increase in net assets resulting from operations		$ 1,782,669

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,689,694	$ 20,969,278
Net realized gain (loss)	92,975	168,878
Net increase in net assets resulting from operations	1,782,669	21,138,156
Distributions to shareholders from net investment income	(1,687,450)	(20,968,116)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,524,668,540	3,547,202,576
Reinvestment of distributions	1,668,028	20,673,460
Cost of shares redeemed	(2,721,115,399)	(3,561,061,911)
Net increase (decrease) in net assets and shares resulting from share transactions	(194,778,831)	6,814,125
Total increase (decrease) in net assets	(194,683,612)	6,984,165

Net Assets
Beginning of period	1,224,235,950	1,217,251,785
End of period (including undistributed net investment income of $0 and undistributed net investment income of $85,181, respectively)	$ 1,029,552,338	$ 1,224,235,950

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- D	.018	.032	.030	.020
Distributions from net investment income	- D	(.018)	(.032)	(.030)	(.020)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.15%	1.77%	3.22%	3.01%	1.99%
Ratios to Average Net Assets B, C
Expenses before reductions	.57%	.54%	.52%	.54%	.54%
Expenses net of fee waivers, if any	.55%	.54%	.52%	.54%	.54%
Expenses net of all reductions	.55%	.48%	.41%	.40%	.43%
Net investment income	.15%	1.75%	3.17%	2.98%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,029,552	$ 1,224,236	$ 1,217,252	$ 956,450	$ 801,905

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2009

1. Organization.

Fidelity Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Ohio.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, February 12, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2009, for each Fund's investments is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows.

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Money Market Fund participated in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. The Money Market Fund paid the U.S. Treasury Department fees equal to 0.04% based on the number of shares outstanding as of September 19, 2008 to participate in the Program through September 18, 2009. The expense was borne by the Money Market Fund without regard to any expense limitation in effect for the Money Market Fund.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2009, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures transactions and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Ohio Municipal Income Fund	$ 489,525,897	$ 16,097,435	$ (3,321,813)	$ 12,775,622
Fidelity Ohio Municipal Money Market Fund	1,029,157,759	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Net unrealized appreciation (depreciation)
Fidelity Ohio Municipal Income Fund	$ -	$ 12,775,622
Fidelity Ohio Municipal Money Market Fund	87,626	-

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

December 31, 2009	Tax-exempt Income	Long-term Capital Gains	Total
Fidelity Ohio Municipal Income Fund	$ 19,059,945	$ 315,347	$ 19,375,292
Fidelity Ohio Municipal Money Market Fund	1,687,450	-	1,687,450
December 31, 2008	Tax-exempt Income	Long-term Capital Gains	Total
Fidelity Ohio Municipal Income Fund	$ 17,431,194	$ 299,285	$ 17,730,479
Fidelity Ohio Municipal Money Market Fund	20,968,116	-	20,968,116

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $96,386,247 and $45,317,202, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.12%	.37%
Fidelity Ohio Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer, dividend disbursing and shareholder servicing agent functions. The

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.08%
Fidelity Ohio Municipal Money Market Fund	.14%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Ohio Municipal Income Fund	$ 2,375

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees during the period for the Money Market fund. The amount of the waiver is $225,889.

In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Accounting expense reduction
Fidelity Ohio Municipal Income Fund	$ 4,374	$ 10
Fidelity Ohio Municipal Money Market Fund	1,315	39

Annual Report

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Ohio Municipal Income Fund and Fidelity Ohio Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ohio Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Ohio Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2009 the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Trust's and Fidelity Municipal Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 12, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Robert P. Brown (46)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds. Mr. Brown also serves as President, Money Market Leader of FMR (2010-present), and is an employee of Fidelity Investments.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-
present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2009, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Ohio Municipal Income Fund	$ 309,084
Fidelity Ohio Municipal Money Market Fund	$ 5,932

During fiscal year ended 2009, 100% of each Fund's income dividends were free from federal income tax, and 1.73% and 30.61% of Fidelity Ohio Municipal Income Fund and Fidelity Ohio Municipal Money Market Fund's income dividends, respectively, were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of Fidelity Ohio Municipal Income Fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	4,976,218,711.54	94.504
Withheld	289,372,080.80	5.496
TOTAL	5,265,590,792.34	100.000
Albert R. Gamper, Jr.
Affirmative	4,987,868,999.13	94.726
Withheld	277,721,793.21	5.274
TOTAL	5,265,590,792.34	100.000
Abigail P. Johnson
Affirmative	4,976,588,327.75	94.511
Withheld	289,002,464.59	5.489
TOTAL	5,265,590,792.34	100.000
Arthur E. Johnson
Affirmative	4,988,940,352.10	94.746
Withheld	276,650,440.24	5.254
TOTAL	5,265,590,792.34	100.000
Michael E. Kenneally
Affirmative	4,992,662,223.53	94.817
Withheld	272,928,568.81	5.183
TOTAL	5,265,590,792.34	100.000
James H. Keyes
Affirmative	4,992,058,743.17	94.805
Withheld	273,532,049.17	5.195
TOTAL	5,265,590,792.34	100.000
Marie L. Knowles
Affirmative	4,988,818,909.12	94.744
Withheld	276,771,883.22	5.256
TOTAL	5,265,590,792.34	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	4,972,086,622.42	94.426
Withheld	293,504,169.92	5.574
TOTAL	5,265,590,792.34	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,718,758,060.08	70.624
Against	804,668,445.99	15.282
Abstain	283,572,864.94	5.385
Broker Non-Votes	458,591,421.33	8.709
TOTAL	5,265,590,792.34	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Proxy Voting Results - continued

A special meeting of Fidelity Ohio Municipal Money Market Fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	1,062,804,275.68	93.287
Withheld	76,479,112.93	6.713
TOTAL	1,139,283,388.61	100.000
Albert R. Gamper, Jr.
Affirmative	1,063,829,833.21	93.377
Withheld	75,453,555.40	6.623
TOTAL	1,139,283,388.61	100.000
Abigail P. Johnson
Affirmative	1,063,010,736.31	93.305
Withheld	76,272,652.30	6.695
TOTAL	1,139,283,388.61	100.000
Arthur E. Johnson
Affirmative	1,064,234,633.38	93.413
Withheld	75,048,755.23	6.587
TOTAL	1,139,283,388.61	100.000
Michael E. Kenneally
Affirmative	1,066,369,026.63	93.600
Withheld	72,914,361.98	6.400
TOTAL	1,139,283,388.61	100.000
James H. Keyes
Affirmative	1,064,690,310.64	93.453
Withheld	74,593,077.97	6.547
TOTAL	1,139,283,388.61	100.000
Marie L. Knowles
Affirmative	1,063,415,425.04	93.341
Withheld	75,867,963.57	6.659
TOTAL	1,139,283,388.61	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	1,064,071,271.06	93.398
Withheld	75,212,117.55	6.602
TOTAL	1,139,283,388.61	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ohio Municipal Income Fund / Fidelity Ohio Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Ohio Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance during 2009.

Fidelity Ohio Municipal Money Market Fund

Annual Report

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the third quartile for the one-year period and the second quartile for the three- and five-year periods. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 32% would mean that 68% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Ohio Municipal Income Fund

Fidelity Ohio Municipal Money Market Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2008.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated lines for quickest service

OFF-UANN-0210
1.787739.106

Fidelity®
Pennsylvania Municipal
Income Fund

and

Fidelity
Pennsylvania Municipal
Money Market Fund

Annual Report

December 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Pennsylvania Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes/Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

During the past year, investors saw a turnaround in the global capital markets, as riskier assets - namely stocks and higher-yielding bonds - staged a comeback after a very difficult 2008 and early 2009. Credit conditions improved and economic growth resumed, setting the stage for a broad-based rebound in asset prices. But risks to a sustained recovery remained, including high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 to December 31, 2009).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1, 2009 to December 31, 2009
Fidelity Pennsylvania Municipal Income Fund	.51%
Actual		$ 1,000.00	$ 1,045.80	$ 2.63
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.60
Fidelity Pennsylvania Municipal Money Market Fund	.43%
Actual		$ 1,000.00	$ 1,000.10	$ 2.17**
HypotheticalA		$ 1,000.00	$ 1,023.04	$ 2.19**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Fidelity Pennsylvania Municipal Money Market Fund would have been .52% and the expenses paid in the actual and hypothetical examples above would have been $2.62 and $2.65, respectively.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2009	Past 1 year	Past 5 years	Past 10 years
Fidelity PA Municipal Income Fund	9.70%	3.86%	5.35%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Pennsylvania Municipal Income Fund on December 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital Municipal Bond Index performed over the same period.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Management's Discussion of Fund Performance

Market Recap: The municipal bond market posted some of its best annual returns in decades during the 12 months ending December 31, 2009, driven largely by improving supply and demand factors. After a very strong January, munis were under some pressure in February and March due to heavy selling by investors who sought the safety of U.S. Treasuries, the credit downgrades of bond insurers, and heavy new issuance from state and local governments looking to offset budget shortfalls. But beginning in April, munis staged an impressive rebound despite the challenging conditions they faced on the fiscal front. Supply pressures eased with the introduction of "Build America Bonds," which often afforded issuers cheaper financing in the taxable bond market than was available in the muni market. At the same time, investor demand for munis strengthened as the doom and gloom surrounding the global financial system and economy began to moderate. These developments helped mask the unprecedented financial challenges that most muni issuers faced, as revenues declined rapidly. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 46,000 investment-grade, fixed-rate, tax-exempt bonds - rose 12.91%. By comparison, the overall investment-grade taxable debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, gained 5.93%.

Comments from Mark Sommer, Portfolio Manager of Fidelity® Pennsylvania Municipal Income Fund: For the year, the fund returned 9.70% and the Barclays Capital Pennsylvania Enhanced Municipal Bond Index returned 11.95%. An underweighting in lower-quality investment-grade bonds hurt the fund's relative performance because they rebounded significantly in 2009 as investors gravitated to their attractive valuations relative to higher-quality bonds amid a less pessimistic outlook on the economy and credit markets. Below-index exposure to health care bonds also was a negative, as they regained a lot of ground in 2009 after lagging in 2008. This recent upturn reflected a broad-market reassessment of the risk/reward trade-off of these securities at significantly lower prices. Also detracting from the fund's relative performance was a larger-than-index exposure to longer-term bonds, which generally lagged intermediate-maturity securities, in which the fund was underweighted. Longer-maturity munis lagged due to uncertainty about the economy and the associated financial implications for issuers, as well as periodic inflation fears.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of December 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.6	29.8
Transportation	13.9	15.2
Education	10.3	11.3
Health Care	10.0	9.6
Escrowed/Pre-Refunded	8.9	10.8
Weighted Average Maturity as of December 31, 2009
		6 months ago
Years	5.8	7.1

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2009
6 months ago
Years	6.7	6.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of December 31, 2009	As of June 30, 2009
AA,A 80.9%	AA,A 78.1%
BBB 13.9%	BBB 15.5%
Not Rated 2.6%	Not Rated 2.8%
Short-Term Investments and Net Other Assets 2.6%	Short-Term Investments and Net Other Assets 3.6%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Investments December 31, 2009

Showing Percentage of Net Assets

Municipal Bonds - 97.4%
	Principal Amount	Value
New Jersey/Pennsylvania - 1.5%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2003, 5.25% 7/1/19 (Pre-Refunded to 7/1/13 @ 100) (d)	$ 1,000,000	$ 1,141,180
Series A, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425,000	1,475,345
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2001 A, 5.5% 1/1/18 (FSA Insured)	3,000,000	3,134,700
Series 1999, 6% 1/1/18 (FSA Insured)	700,000	701,498
		6,452,723
Pennsylvania - 95.2%
Allegheny County:
Series C-62, 5% 11/1/29	4,420,000	4,561,661
Series C55, 5.375% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,535,000	3,815,891
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,545,000	2,520,364
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1:
5.75% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,000,000	2,055,600
5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,000,000	3,109,140
5.75% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,000,000	3,143,130
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
(Carnegie Mellon Univ. Proj.) Series 2002:
5.125% 3/1/32	1,700,000	1,718,343
5.25% 3/1/32	2,000,000	2,028,680
(Duquesne Univ. Proj.) 6.5% 3/1/10 (AMBAC Insured)	50,000	50,394
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series A, 5% 9/1/14	2,525,000	2,730,131
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5% 8/15/21	2,000,000	2,030,400
Allegheny County Sanitation Auth. Swr. Rev.:
Series 1991, 0% 12/1/12 (Escrowed to Maturity) (d)	2,260,000	2,141,757
Series 2000, 5.5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	305,000	310,938
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Allegheny County Sanitation Auth. Swr. Rev.: - continued
Series A, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,725,000	$ 3,778,007
Annville-Cleona School District Series 2005:
6% 3/1/28 (FSA Insured)	1,500,000	1,662,645
6% 3/1/31 (FSA Insured)	1,975,000	2,179,393
Berks County Muni. Auth. Rev. (Reading Hosp. & Med. Ctr. Proj.) Series 2009 A3, 5.25% 11/1/18	3,000,000	3,211,710
Bethel Park School District Series 2009, 5% 8/1/29	9,000,000	9,339,390
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28	250,000	267,570
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,870,000	1,881,893
Bucks County Wtr. & Swr. Auth. Sys. Rev. Series 2006, 5% 6/1/15 (FSA Insured)	1,785,000	2,015,925
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2009 B, 7.125% 7/1/29	1,000,000	1,110,260
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	8,995,000	9,307,486
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	2,500,000	2,586,100
Centennial School District Series A, 5.25% 12/15/37 (FSA Insured)	5,000,000	5,213,550
Central Dauphin School District Gen. Oblig. 7.5% 2/1/30 (Pre-Refunded to 2/1/16 @ 100) (d)	5,000,000	6,507,750
Chambersburg Area School District:
5.25% 3/1/26 (FGIC Insured)	2,000,000	2,084,140
5.25% 3/1/27 (FGIC Insured)	2,000,000	2,077,040
5.25% 3/1/29 (FGIC Insured)	3,600,000	3,722,328
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B, 5.25% 5/15/22 (AMBAC Insured)	1,450,000	1,450,653
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2009 A, 5.25% 6/1/17	3,000,000	3,102,030
Delaware County Auth. College Rev. (Haverford College Proj.):
5.75% 11/15/29	5,000,000	5,114,750
6% 11/15/30	3,620,000	3,711,224
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series A, 5% 12/15/10	905,000	909,353
Delaware County Auth. Univ. Rev. 5.25% 12/1/31 (a)	600,000	627,312
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Delaware County Indl. Dev. Auth. Rev. (Philadelphia Suburban Wtr. Co. Proj.) 6% 6/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	$ 2,500,000	$ 2,508,975
Delaware County Reg'l. Wtr. Quality Cont. Auth. Swr. Rev. Series 2001, 5.25% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165,000	2,284,465
East Stroudsburg Area School District:
Series 2007 A:
7.5% 9/1/22	1,000,000	1,236,140
7.75% 9/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200,000	10,063,609
Series 2007, 7.75% 9/1/28 (Pre-Refunded to 9/1/16 @ 100) (d)	2,750,000	3,667,538
Easton Area School District Series 2006:
7.5% 4/1/22 (FSA Insured)	2,700,000	3,268,161
7.75% 4/1/25 (FSA Insured)	875,000	1,059,818
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27 (a)	1,750,000	1,737,785
Harrisburg Auth. Dauphin County School Rev. (Harrisburg School District Rfdg. Proj.) Series 2002 A, 5.5% 4/1/14 (Pre-Refunded to 4/1/12 @ 100) (d)	1,655,000	1,831,324
Harrisburg Auth. Wtr. Rev. 5.75% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,115,000	1,170,772
Hollidaysburg Area School District Series C, 5% 3/15/23 (FSA Insured)	1,015,000	1,093,612
Kennett Consolidated School District Series A:
5.25% 2/15/15 (FGIC Insured)	705,000	760,857
5.25% 2/15/15 (Pre-Refunded to 2/15/13 @ 100) (d)	605,000	682,900
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2006, 5% 11/1/20	1,065,000	1,096,535
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,541,850
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	3,476,445
Mifflin County School District:
Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,378,969
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	1,175,000	1,436,872
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2009 A, 5% 6/1/17	2,000,000	2,084,020
Series A, 6% 6/1/16 (AMBAC Insured)	1,000,000	1,098,920
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Montgomery County Higher Ed. & Health Auth. Rev. (Dickinson College Proj.) Series 2006 FF1, 5% 5/1/28 (CDC IXIS Finl. Guaranty Insured)	$ 900,000	$ 920,484
Mount Lebanon School District Series 2009 A:
5% 2/15/15	500,000	565,990
5% 2/15/34	2,250,000	2,357,190
Muhlenberg School District Series AA, 5.375% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,055,000	1,127,014
Oxford Area School District 5.375% 2/1/27 (FGIC Insured)	1,790,000	1,920,044
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.25% 11/1/31 (c)	3,300,000	3,347,157
6.375% 11/1/41 (c)	1,300,000	1,316,991
(Exelon Generation Proj.) Series 2009 A, 5%, tender 6/1/12 (b)	3,100,000	3,249,141
(Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (b)(c)	3,500,000	3,511,480
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. (Albert Einstein Med. Ctr. Proj.) Series 2009 A, 5.25% 10/15/15	2,000,000	2,067,180
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2004 A, 7%, tender 11/1/10 (b)(c)	1,500,000	1,554,345
Pennsylvania Gen. Oblig.:
First Series 2008, 5% 5/15/27	805,000	879,004
First Series, 5.25% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (d)	125,000	136,691
Second Series 2009, 5% 4/15/25	500,000	556,425
Series 2007 A, 5% 11/1/18	4,805,000	5,466,600
Series 2009, 5% 3/15/27	6,000,000	6,588,060
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Lafayette College Proj.) 6% 5/1/30	2,200,000	2,212,650
(Slippery Rock Univ. Proj.) 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	2,500,000	2,174,775
(The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/22	2,655,000	2,871,250
(Univ. of Pennsylvania Health Sys. Proj.) Series A, 5% 8/15/17	3,000,000	3,216,180
(UPMC Health Sys. Proj.):
Series 1999 A:
5.25% 8/1/10 (FSA Insured)	1,000,000	1,011,880
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
Series 1999 A:
5.25% 8/1/11 (FSA Insured)	$ 1,000,000	$ 1,011,900
Series 2001 A:
6% 1/15/22	400,000	409,800
6% 1/15/31	1,000,000	1,019,960
Series 2000 S, 5.5% 6/15/15 (Pre-Refunded to 6/15/10 @ 100) (d)	500,000	511,555
Pennsylvania Indl. Dev. Auth. Rev.:
5.5% 7/1/16 (AMBAC Insured)	1,035,000	1,104,097
5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 101) (d)	45,000	50,530
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/17	6,000,000	6,731,160
Pennsylvania Pub. School Bldg. Auth. School Rev. (Philadelphia School District Proj.) 5% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (d)	3,210,000	3,625,823
Pennsylvania State Univ.:
Series 2009 A, 5% 3/1/24	1,000,000	1,106,660
Series A, 5% 8/15/29	3,945,000	4,221,387
5% 9/1/29	1,550,000	1,633,266
5% 9/1/35	4,485,000	4,622,645
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,124,560
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2001 S:
5.625% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,147,360
5.625% 6/1/14	3,595,000	3,830,005
Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	2,900,000	3,015,304
Series 2006 A:
5% 12/1/23 (AMBAC Insured)	7,695,000	8,192,636
5% 12/1/25 (AMBAC Insured)	7,345,000	7,760,286
5% 12/1/26 (AMBAC Insured)	3,500,000	3,681,720
Series 2008 B1, 5.5% 6/1/33	4,000,000	4,202,840
Series 2008 C4, 6.25% 6/1/38 (Assured Guaranty Corp. Insured)	2,000,000	2,254,460
Philadelphia Arpt. Rev. 5.375% 6/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,770,000	3,812,036
Philadelphia Auth. Indl. Dev. Lease Rev. Series A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,592,115
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.):
Eighteenth Series:
5.25% 8/1/17 (Assured Guaranty Corp. Insured)	$ 1,500,000	$ 1,595,580
5.25% 8/1/19 (Assured Guaranty Corp. Insured)	1,000,000	1,051,700
5.25% 8/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,050,000
Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,811,645
(1998 Gen. Ordinance Proj.):
Fifth Series A1:
5% 9/1/33 (FSA Insured)	2,800,000	2,839,228
5.25% 9/1/17 (Assured Guaranty Corp. Insured)	3,665,000	3,902,382
5.25% 9/1/18 (Assured Guaranty Corp. Insured)	3,340,000	3,531,449
Fourth Series, 5.25% 8/1/17 (Pre-Refunded to 8/1/13 @ 100) (d)	2,290,000	2,616,554
Seventh Series, 5% 10/1/37 (AMBAC Insured)	3,000,000	2,767,560
Philadelphia Gen. Oblig.:
Series 2001, 5.25% 9/15/12 (FSA Insured)	2,455,000	2,552,856
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	6,000,000	6,189,840
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	3,550,000	4,117,468
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Temple Univ. Health Sys. Proj.) Series B, 5% 7/1/11	1,685,000	1,699,373
Philadelphia Muni. Auth. Rev.:
(Muni. Svcs. Bldg. Lease Prog.) 0% 3/15/11 (FSA Insured)	1,000,000	986,900
Series 2003 B, 5.25% 11/15/11 (FSA Insured)	2,000,000	2,114,560
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.):
Series 2002 A, 5.5% 4/15/13 (FGIC Insured)	2,810,000	2,904,304
Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	909,310
Philadelphia School District:
Series 2004 D:
5.125% 6/1/34 (Pre-Refunded to 6/1/14 @ 100) (d)	1,800,000	2,081,124
5.25% 6/1/34 (Pre-Refunded to 6/1/14 @ 100) (d)	2,785,000	3,234,778
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	2,900,000	2,940,687
Series 2005 D, 5.5% 6/1/16 (FSA Insured)	2,030,000	2,228,047
Philadelphia Wtr. & Wastewtr. Rev. Series A:
5% 11/1/31 (FGIC Insured)	400,000	400,804
5% 11/1/31 (Pre-Refunded to 11/1/12 @ 100) (d)	720,000	799,646
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Wtr. & Wastewtr. Rev. Series A: - continued
5% 7/1/35	$ 4,130,000	$ 4,217,308
5.375% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,098,250
Pittsburgh Gen. Oblig.:
Series 2006 B, 5.25% 9/1/15 (FSA Insured)	2,000,000	2,173,720
Series A:
5% 9/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,020,000	5,210,208
5.5% 9/1/16 (AMBAC Insured)	2,565,000	2,626,970
Series B, 5.25% 9/1/16 (FSA Insured)	3,000,000	3,233,340
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 1993 A:
6.5% 9/1/13 (Escrowed to Maturity) (d)	4,455,000	5,046,401
6.5% 9/1/13 (FGIC Insured)	5,545,000	6,052,478
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,375,000	3,394,811
Souderton Area School District Series 2009:
5% 11/1/23	3,760,000	4,148,370
5% 11/1/24	2,065,000	2,264,644
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	2,500,000	2,745,175
Spring-Ford Area School District:
5.375% 4/1/16 (FSA Insured)	790,000	840,663
5.375% 4/1/17 (FSA Insured)	830,000	878,572
5.375% 4/1/18 (FSA Insured)	875,000	921,909
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) 5% 10/1/20 (FSA Insured)	1,000,000	1,083,390
(Montgomery County Cmnty. College Proj.):
5% 5/1/27 (FSA Insured)	1,775,000	1,924,295
5% 5/1/28 (FSA Insured)	1,000,000	1,078,930
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/32	3,000,000	3,177,570
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
(Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34	2,000,000	2,152,460
Series 2009 A, 5% 9/15/16	1,150,000	1,326,870
Series 2009 B, 5.5% 9/15/24	5,250,000	6,015,608
Upper Saint Clair Township School District 5.375% 7/15/16 (FSA Insured)	1,855,000	1,980,936
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
West Allegheny School District Series B, 5.25% 2/1/12 (FGIC Insured)	$ 1,850,000	$ 2,010,636
West Mifflin Area School District Series 2009, 5.125% 4/1/31 (FSA Insured)	1,000,000	1,065,490
Westmoreland County Gen. Oblig. 0% 8/1/15 (Escrowed to Maturity) (d)	4,290,000	3,713,081
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	3,076,150
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	1,459,225
0% 8/15/22	6,550,000	3,395,258
Wilson School District 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured)	5,740,000	5,975,857
York City Swr. Auth. Swr. Rev. 0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,235,000	3,041,159
		407,924,670
Puerto Rico - 0.7%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series II, 5.375% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,049,050
Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	500,000	542,840
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/10	1,500,000	1,548,945
		3,140,835
TOTAL INVESTMENT PORTFOLIO - 97.4% (Cost $406,533,813)	417,518,228
NET OTHER ASSETS - 2.6%	11,050,469
NET ASSETS - 100%	$ 428,568,697
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	35.6%
Transportation	13.9%
Education	10.3%
Health Care	10.0%
Escrowed/Pre-Refunded	8.9%
Water & Sewer	7.9%
Electric Utilities	7.4%
Others* (individually less than 5%)	6.0%
100.0%
* Includes net other assets
Income Tax Information
At December 31, 2009, the fund had a capital loss carryforward of approximately $98,320 all of which will expire on December 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $406,533,813)		$ 417,518,228
Cash		10,222,853
Receivable for fund shares sold		475,876
Interest receivable		5,131,030
Prepaid expenses		1,383
Other receivables		843
Total assets		433,350,213

Liabilities
Payable for investments purchased Regular delivery	$ 885,134
Delayed delivery	2,373,442
Payable for fund shares redeemed	692,066
Distributions payable	530,512
Accrued management fee	130,250
Other affiliated payables	123,836
Other payables and accrued expenses	46,276
Total liabilities		4,781,516

Net Assets		$ 428,568,697
Net Assets consist of:
Paid in capital		$ 417,852,852
Undistributed net investment income		31,368
Accumulated undistributed net realized gain (loss) on investments		(299,938)
Net unrealized appreciation (depreciation) on investments		10,984,415
Net Assets, for 39,757,898 shares outstanding		$ 428,568,697
Net Asset Value, offering price and redemption price per share ($428,568,697 ÷ 39,757,898 shares)		$ 10.78

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2009

Investment Income
Interest		$ 16,647,221

Expenses
Management fee	$ 1,408,926
Transfer agent fees	348,477
Accounting fees and expenses	99,108
Custodian fees and expenses	5,193
Independent trustees' compensation	1,351
Registration fees	25,167
Audit	47,444
Legal	2,152
Miscellaneous	28,720
Total expenses before reductions	1,966,538
Expense reductions	(9,373)	1,957,165
Net investment income		14,690,056
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		425,356
Change in net unrealized appreciation (depreciation) on investment securities		19,407,990
Net gain (loss)		19,833,346
Net increase (decrease) in net assets resulting from operations		$ 34,523,402

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 14,690,056	$ 13,101,124
Net realized gain (loss)	425,356	246,281
Change in net unrealized appreciation (depreciation)	19,407,990	(16,604,272)
Net increase (decrease) in net assets resulting from operations	34,523,402	(3,256,867)
Distributions to shareholders from net investment income	(14,683,926)	(13,097,181)
Distributions to shareholders from net realized gain	-	(724,260)
Total distributions	(14,683,926)	(13,821,441)
Share transactions Proceeds from sales of shares	140,779,407	102,929,655
Reinvestment of distributions	9,145,579	9,027,689
Cost of shares redeemed	(67,808,259)	(83,786,033)
Net increase (decrease) in net assets resulting from share transactions	82,116,727	28,171,311
Redemption fees	46,699	9,950
Total increase (decrease) in net assets	102,002,902	11,102,953

Net Assets
Beginning of period	326,565,795	315,462,842
End of period (including undistributed net investment income of $31,368 and undistributed net investment income of $25,237, respectively)	$ 428,568,697	$ 326,565,795
Other Information Shares
Sold	13,288,965	9,806,214
Issued in reinvestment of distributions	860,152	865,794
Redeemed	(6,380,197)	(8,088,631)
Net increase (decrease)	7,768,920	2,583,377

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 10.73	$ 10.78	$ 10.80	$ 11.02
Income from Investment Operations
Net investment income B	.407	.416	.419	.433	.440
Net realized and unrealized gain (loss)	.569	(.497)	(.005)	(.009)	(.148)
Total from investment operations	.976	(.081)	.414	.424	.292
Distributions from net investment income	(.407)	(.416)	(.419)	(.433)	(.439)
Distributions from net realized gain	-	(.023)	(.045)	(.011)	(.073)
Total distributions	(.407)	(.439)	(.464)	(.444)	(.512)
Redemption fees added to paid in capital B	.001	- D	- D	- D	- D
Net asset value, end of period	$ 10.78	$ 10.21	$ 10.73	$ 10.78	$ 10.80
Total Return A	9.70%	(.77)%	3.94%	4.02%	2.70%
Ratios to Average Net Assets C
Expenses before reductions	.51%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.51%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.51%	.46%	.46%	.42%	.45%
Net investment income	3.84%	3.96%	3.92%	4.03%	4.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 428,569	$ 326,566	$ 315,463	$ 305,673	$ 306,732
Portfolio turnover rate	8%	17%	19%	19%	26%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 12/31/09	% of fund's investments 6/30/09	% of fund's investments 12/31/08
0 - 30	94.6	92.2	88.8
31 - 90	2.5	1.8	4.2
91 - 180	1.6	2.5	5.0
181 - 397	1.3	3.5	2.0
Weighted Average Maturity
	12/31/09	6/30/09	12/31/08
Fidelity Pennsylvania Municipal Money Market Fund	14 Days	19 Days	19 Days
Pennsylvania Tax-Free Money Market Funds Average*	32 Days	25 Days	23 Days
Asset Allocation (% of fund's net assets)
As of December 31, 2009	As of June 30, 2009
Variable Rate Demand Notes (VRDNs) 88.7%	Variable Rate Demand Notes (VRDNs) 85.0%
Commercial Paper (including CP Mode) 0.6%	Commercial Paper (including CP Mode) 1.4%
Tender Bonds 2.2%	Tender Bonds 3.2%
Municipal Notes 0.0%	Municipal Notes 0.8%
Fidelity Municipal Cash Central Fund 5.6%	Fidelity Municipal Cash Central Fund 3.7%
Other Investments 2.8%	Other Investments 4.7%
Net Other Assets 0.1%	Net Other Assets 1.2%

Current and Historical Seven-Day Yields

	12/28/09	9/28/09	6/29/09	3/30/09	12/29/08
Fidelity Pennsylvania Municipal Money Market Fund	0.01%	0.01%	0.05%	0.25%	0.82%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the Fund. A portion of the Fund's expenses were reimbursed and/or waived. Absent such reimbursements and/or waivers the Fund would have had a net investment loss and therefore its performance would have been lower.

*Source: iMoneyNet, Inc.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investments December 31, 2009

Showing Percentage of Net Assets

Municipal Securities - 99.9%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 700,000	$ 700,000
California - 0.0%
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2008 B3, 0.27% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	200,000	200,000
District Of Columbia - 0.1%
District of Columbia Rev. (American Psychological Assoc. Proj.) Series 2003, 0.27%, LOC Bank of America NA, VRDN (a)	985,000	985,000
Georgia - 0.5%
Coweta County Dev. Auth. Rev. (W.Y. Industries, Inc. Proj.) Series 2007, 0.42%, LOC Wachovia Bank NA, VRDN (a)(d)	3,580,000	3,580,000
Kentucky - 0.8%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2006 B, 0.4%, LOC Commerzbank AG, VRDN (a)(d)	1,700,000	1,700,000
Series 2008 A, 0.33%, LOC Commerzbank AG, VRDN (a)(d)	1,800,000	1,800,000
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.27%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (a)(d)	1,800,000	1,800,000
		5,300,000
Nevada - 0.8%
Clark County Arpt. Rev.:
Series 2008 C1, 0.3%, LOC Bayerische Landesbank, VRDN (a)(d)	700,000	700,000
Series 2008 D2, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	1,800,000	1,800,000
Clark County Passenger Facility Charge Rev. McCarran Int'l. Arpt. Series 2005 A1, 0.3%, LOC Bayerische Landesbank, VRDN (a)(d)	2,580,000	2,580,000
		5,080,000
New Jersey/Pennsylvania - 0.7%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.2%, LOC Bank of America NA, VRDN (a)	3,100,000	3,100,000
Series 2008 B, 0.23%, LOC TD Banknorth, NA, VRDN (a)	1,800,000	1,800,000
		4,900,000
Ohio - 0.4%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 4% (Deutsche Post AG Guaranteed), VRDN (a)(d)	2,800,000	2,800,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - 89.5%
Allegheny County Bonds Series C56, 5% 10/1/10	$ 1,000,000	$ 1,033,538
Allegheny County Hosp. Dev. Auth. Rev.:
(Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	7,875,000	7,875,000
(South Hills Health Sys. Proj.) Series 2000 A, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,100,000	5,100,000
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.):
Series 2001 A, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,060,000	2,060,000
Series 2001 B, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,015,000	3,015,000
Series 2008 B, 0.68%, LOC Citizens Bank of Pennsylvania, VRDN (a)	7,900,000	7,900,000
Allegheny County Indl. Dev. Auth. Rev.:
(Doren, Inc. Proj.) Series 1997 C, 0.59%, LOC Nat'l. City Bank Cleveland, VRDN (a)(d)	600,000	600,000
(R.I. Lampus Co. Proj.) Series 1997 A, 0.44%, LOC Nat'l. City Bank Cleveland, VRDN (a)(d)	1,205,000	1,205,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	3,120,000	3,120,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.):
Series 2005 A, 0.22%, LOC Barclays Bank PLC, VRDN (a)	3,700,000	3,700,000
Series 2006 B, 0.23%, LOC Royal Bank of Scotland PLC, VRDN (a)	19,900,000	19,900,000
(Pennsylvania Elec. Co. Proj.) Series 2005 B, 0.34%, LOC Bank of Nova Scotia New York Branch, VRDN (a)(d)	10,000,000	10,000,000
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.22%, LOC Wachovia Bank NA, VRDN (a)	9,785,000	9,785,000
Berks County Muni. Auth. Rev. (Phoebe-Devitt Homes Obligated Group Proj.) Series 2008 A, 0.23%, LOC Banco Santander SA, VRDN (a)	7,600,000	7,600,000
Boyertown Area School District Bonds 2% 2/1/10	2,260,000	2,261,697
Bucks County Indl. Dev. Auth. Rev. (Snowball Real Estate LP Proj.) 0.47%, LOC Wachovia Bank NA, VRDN (a)(d)	1,650,000	1,650,000
Butler Co. Gen. Auth. Rev. (New Castle Area School District Proj.) Series 2009 A, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,135,000	3,135,000
Butler County Indl. Dev. Auth. Rev. (Concordia Lutheran Health & Human Care Proj.) Series 2008 A, 0.23%, LOC Bank of America NA, VRDN (a)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A2, 0.4%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(d)	$ 3,300,000	$ 3,300,000
Cambria County Indl. Dev. Auth. Rev. (American Nat'l. Red Cross Proj.) Series 2008, 0.19%, LOC JPMorgan Chase Bank, VRDN (a)	1,045,000	1,045,000
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.42%, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,310,000	2,310,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. Series 2008 A, 0.2%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	18,000,000	18,000,000
Chester County Intermediate Unit Rev. Series 2003, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,535,000	2,535,000
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) Series 1996, 0.36%, LOC KBC Bank NV, VRDN (a)	3,800,000	3,800,000
Delaware County Auth. Rev.:
(Riddle Village Proj.) Series 2006, 0.23%, LOC Banco Santander SA, VRDN (a)	21,500,000	21,500,000
(White Horse Village Proj.):
Series 2006 A, 0.31%, LOC Citizens Bank of Pennsylvania, VRDN (a)	4,715,000	4,715,000
Series 2008, 0.31%, LOC Citizens Bank of Pennsylvania, VRDN (a)	9,810,000	9,810,000
Delaware County Indl. Dev. Auth. Rev. (The Agnes Irwin School Proj.) Series 2003, 0.4%, LOC Citizens Bank of Pennsylvania, VRDN (a)	5,395,000	5,395,000
Franklin County Indl. Dev. Auth. (Menno Haven Proj.) Series 2008, 0.23%, LOC Wachovia Bank NA, VRDN (a)	6,700,000	6,700,000
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.25% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,600,000	6,600,000
Huntingdon County Gen. Auth. College Rev. (Juniata College Proj.) Series 2001 A, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	7,215,000	7,215,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Lancaster Gen. Hosp. Proj.) Series 2008, 0.3%, LOC Bank of America NA, VRDN (a)	27,375,000	27,375,000
Lawrence County Indl. Dev. Auth. Indl. Dev. Rev. (Atlantic States Materials Proj.) Series 1999, 0.42%, LOC Wachovia Bank NA, VRDN (a)(d)	600,000	600,000
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) Series 2003, 0.24%, LOC Banco Santander SA, VRDN (a)	7,520,000	7,520,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 775,000	$ 775,000
Moon Indl. Dev. Auth. Commercial Dev. Rev. (One Thorn Run Ctr. Proj.) Series 1995 A, 0.29%, LOC Nat'l. City Bank Cleveland, VRDN (a)(d)	3,490,000	3,490,000
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) Series 1997, 0.45%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	2,052,000	2,052,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 B, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)(d)	20,910,000	20,910,000
(FirstEnergy Corp. Proj.) Series A, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	4,800,000	4,800,000
(Shippingport Proj.) Series A, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	10,100,000	10,100,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Westrum Harleysville II, LP Proj.) Series 2005, 0.48%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)(d)	11,535,000	11,535,000
Series 2002 B5, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	5,000,000	5,000,000
Series 2002 B6, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	600,000	600,000
Series 2004 D2, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	1,200,000	1,200,000
Series 2004 D6, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	1,900,000	1,900,000
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	3,600,000	3,600,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Republic Svcs., Inc. Proj.) Series 2005, 0.35%, LOC Bank of America NA, VRDN (a)(d)	9,500,000	9,500,000
Pennsylvania Energy Dev. Auth. Rev. (Piney Creek Proj.) Series 1996 C, 0.28%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	5,855,000	5,855,000
Pennsylvania Gen. Oblig.:
Bonds:
First Series 2001, 5% 1/15/11	2,905,000	3,044,915
First Series 2002, 5.25% 2/1/10	1,325,000	1,330,295
Second Series 2000, 5.25% 10/15/10	1,000,000	1,037,798
Second Series, 5% 5/1/10	1,725,000	1,750,657
Seconds Series 2003, 5% 7/1/10	2,850,000	2,913,860
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Gen. Oblig.: - continued
Participating VRDN:
Series Putters 3350, 0.25% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 7,100,000	$ 7,100,000
Series Putters 3352Z, 0.25% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,160,000	4,160,000
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series 2005 A, 0.25%, LOC UniCredit SpA, VRDN (a)	18,500,000	18,500,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds:
(Bryn Mawr College Proj.) Series 2009, 0.75%, tender 2/10/10 (a)	7,500,000	7,500,000
(UPMC Health Sys. Proj.) Series 2001 A, 5% 1/15/10	1,630,000	1,632,764
Series 2009 AK, 3% 6/15/10	1,220,000	1,233,837
(LaSalle Univ. Proj.) Series 2007 B, 0.4%, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,790,000	2,790,000
(California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A, 0.25%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	8,725,000	8,725,000
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.25%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	8,625,000	8,625,000
(Mercyhurst College Proj.) Series 12, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	895,000	895,000
(Philadelphia Univ. Proj.) Series 2009, 0.23%, LOC TD Banknorth, NA, VRDN (a)	5,900,000	5,900,000
(Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, 0.2%, LOC Bank of America NA, VRDN (a)	500,000	500,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Participating VRDN:
Series BA 08 1118, 0.4% (Liquidity Facility Bank of America NA) (a)(d)(e)	4,140,000	4,140,000
Series Merlots 07 C50, 0.34% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	5,475,000	5,475,000
Series Putters 1213 B, 0.36% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(e)	1,540,000	1,540,000
Series 2002 74A, 0.4% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(d)	2,600,000	2,600,000
Series 2002 75A, 0.4% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(d)	8,100,000	8,100,000
Series 2003 77B, 0.38% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	11,575,000	11,575,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.: - continued
Series 2003 79B, 0.4% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	$ 6,450,000	$ 6,450,000
Series 2004 81C, 0.38% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(d)	5,000,000	5,000,000
Series 2004 84D, 0.25% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	6,600,000	6,600,000
Series 2004 86C, 0.25% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	4,940,000	4,940,000
Series 2005 90C, 0.24% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	6,600,000	6,600,000
Series 2005-89, 0.25% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	6,600,000	6,600,000
Series 2006 92B, 0.38% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)(d)	30,270,000	30,270,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. Participating VRDN Series Putters 3481, 0.25% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,035,000	5,035,000
Pennsylvania State Univ. Bonds Series 2009 B, 1.5%, tender 6/1/10 (a)	7,700,000	7,733,002
Pennsylvania Tpk. Commission Tpk. Rev. Series 2008 B6, 0.25%, LOC Bank of America NA, VRDN (a)	2,000,000	2,000,000
Peters Township School District Gen. Oblig. Bonds Series 2009, 2% 3/1/10	1,000,000	1,002,095
Philadelphia Arpt. Rev. Series 2005 C, 0.24%, LOC TD Banknorth, NA, VRDN (a)(d)	34,600,000	34,600,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People Northeast, Inc. Proj.) Series 2006, 0.4%, LOC Citizens Bank of Pennsylvania, VRDN (a)	7,750,000	7,750,000
(The Franklin Institute Proj.) Series 2006, 0.25%, LOC Bank of America NA, VRDN (a)	2,600,000	2,600,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series B, 0.2%, LOC Wachovia Bank NA, VRDN (a)	3,500,000	3,500,000
Eighth Series C, 0.2%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	14,500,000	14,500,000
Eighth Series D, 0.2%, LOC Bank of America NA, VRDN (a)	1,500,000	1,500,000
Philadelphia School District:
Series 2008 A3, 0.2%, LOC Bank of America NA, VRDN (a)	2,000,000	2,000,000
Series 2008 B1, 0.22%, LOC Wachovia Bank NA, VRDN (a)	3,000,000	3,000,000
Philadelphia State Pub. School Participating VRDN Series Solar 06 161, 0.23% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	6,625,000	6,625,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Wtr. & Wastewtr. Rev.:
Series 1997 B, 0.22%, LOC Bank of America NA, VRDN (a)	$ 9,715,000	$ 9,715,000
Series 2005 B, 0.27%, LOC Bank of America NA, VRDN (a)	6,600,000	6,600,000
Pittsburgh School District Bonds Series 2009 A, 3% 9/1/10	750,000	760,740
Ridley School District Series 2009, 0.23%, LOC TD Banknorth, NA, VRDN (a)	3,000,000	3,000,000
Rose Tree Media School District Gen. Oblig. Bonds Series 2009 A, 3% 2/15/10	1,110,000	1,113,313
Somerset County Gen. Oblig. Series 2009 C, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,300,000	1,300,000
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 D, 0.22%, LOC TD Banknorth, NA, VRDN (a)	6,600,000	6,600,000
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds 0.3% tender 3/9/10, CP mode	3,750,000	3,750,000
		606,890,511
Puerto Rico - 0.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.34%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	1,900,000	1,900,000
South Carolina - 0.7%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	4,500,000	4,500,000
Tennessee - 0.3%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 B, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	2,000,000	2,000,000
Washington - 0.1%
Port of Seattle Rev. Series 2005, 0.34%, LOC Fortis Banque SA, VRDN (a)(d)	625,000	625,000
Municipal Securities - continued
	Principal Amount	Value
Other - 5.6%
Fidelity Municipal Cash Central Fund, 0.29% (b)(c)	$ 37,717,000	$ 37,717,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $677,177,511)		677,177,511
NET OTHER ASSETS - 0.1%		970,714
NET ASSETS - 100%		$ 678,148,225
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated Fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the Fund at period end. A complete unaudited listing of the Fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 74,266
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At December 31, 2009, the fund had a capital loss carryforward of approximately $11,336 all of which will expire on December 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $639,460,511)	$ 639,460,511
Fidelity Central Funds (cost $37,717,000)	37,717,000
Total Investments (cost $677,177,511)		$ 677,177,511
Cash		105,542
Receivable for fund shares sold		14,690,278
Interest receivable		521,723
Distributions receivable from Fidelity Central Funds		5,790
Other receivables		59
Total assets		692,500,903

Liabilities
Payable for investments purchased	$ 6,700,000
Payable for fund shares redeemed	7,464,925
Distributions payable	51
Accrued management fee	187,478
Other affiliated payables	224
Total liabilities		14,352,678

Net Assets		$ 678,148,225
Net Assets consist of:
Paid in capital		$ 678,165,832
Accumulated undistributed net realized gain (loss) on investments		(17,607)
Net Assets, for 678,030,609 shares outstanding		$ 678,148,225
Net Asset Value, offering price and redemption price per share ($678,148,225 ÷ 678,030,609 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2009

Investment Income
Interest		$ 4,244,639
Income from Fidelity Central Funds		74,266
Total income		4,318,905

Expenses
Management fee	$ 3,691,278
Independent trustees' compensation	2,686
Money Market Guarantee Program fee	240,756
Total expenses before reductions	3,934,720
Expense reductions	(308,476)	3,626,244
Net investment income		692,661
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,088
Net increase in net assets resulting from operations		$ 695,749

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 692,661	$ 14,920,117
Net realized gain (loss)	3,088	21,150
Net increase in net assets resulting from operations	695,749	14,941,267
Distributions to shareholders from net investment income	(692,650)	(14,920,660)
Distributions to shareholders from net realized gain	-	(75,788)
Total distributions	(692,650)	(14,996,448)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,938,194,111	2,842,169,872
Reinvestment of distributions	680,764	14,678,536
Cost of shares redeemed	(2,109,666,273)	(2,728,271,176)
Net increase (decrease) in net assets and shares resulting from share transactions	(170,791,398)	128,577,232
Total increase (decrease) in net assets	(170,788,299)	128,522,051

Net Assets
Beginning of period	848,936,524	720,414,473
End of period (including undistributed net investment income of $0 and $84,888, respectively)	$ 678,148,225	$ 848,936,524

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.018	.032	.030	.020
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.001	.018	.032	.030	.020
Distributions from net investment income	(.001)	(.018)	(.032)	(.030)	(.020)
Distributions from net realized gain	-	- D	-	-	-
Total distributions	(.001)	(.018)	(.032)	(.030)	(.020)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.09%	1.85%	3.25%	3.05%	2.02%
Ratios to Average Net Assets B, C
Expenses before reductions	.53%	.51%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.49%	.51%	.50%	.50%	.50%
Expenses net of all reductions	.49%	.46%	.40%	.38%	.41%
Net investment income	.09%	1.82%	3.20%	3.02%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 678,148	$ 848,937	$ 720,414	$ 539,237	$ 426,387

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2009

1. Organization.

Fidelity Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Pennsylvania.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, February 16, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

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3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2009, for each Fund's investments is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows.

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Money Market Fund participated in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. The Money Market Fund paid the U.S. Treasury Department fees equal to 0.04% based on the number of shares outstanding as of September 19, 2008 to participate in the Program through September 18, 2009. The expense was borne by the Money Market Fund without regard to any expense limitation in effect for the Money Market Fund.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2009, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures transactions, wash sales and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Pennsylvania Municipal Income Fund	$ 406,504,141	$ 12,589,081	$ (1,574,994)	$ 11,014,087
Fidelity Pennsylvania Municipal Money Market Fund	677,177,511	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Pennsylvania Municipal Income Fund	$ 1,952	$ (98,320)	$ 11,014,087
Fidelity Pennsylvania Municipal Money Market Fund	14,691	(11,336)	-

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

December 31, 2009
	Tax-exempt Income	Long-term Capital Gains	Total
Fidelity Pennsylvania Municipal Income Fund	$ 14,683,926	$ -	$ 14,683,926
Fidelity Pennsylvania Municipal Money Market Fund	692,650	-	692,650
December 31, 2008
	Tax-exempt Income	Long-term Capital Gains	Total
Fidelity Pennsylvania Municipal Income Fund	$ 13,097,181	$ 724,260	$ 13,821,441
Fidelity Pennsylvania Municipal Money Market Fund	14,920,660	75,788	14,996,448

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $114,369,147 and $28,239,157, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

FMR and its affiliates provide the Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer, dividend disbursing and shareholder servicing agent functions. Under the terms of the management fee contract, FMR pays transfer agent fees on behalf of the Money Market Fund. The Income Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.09%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

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Notes to Financial Statements - continued

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Pennsylvania Municipal Income Fund	$ 1,867

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Income Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Fidelity Pennsylvania Municipal Income Fund	$ 4,229	$ 5,141	$ 3

FMR or its affiliates voluntarily agreed to waive certain fees during the period for the Money Market fund. The amount of the waiver is $304,229.

In addition, through an arrangement with Money Market fund's custodian, $4,247 of credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Pennsylvania Municipal Income Fund and Fidelity Pennsylvania Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Pennsylvania Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Pennsylvania Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2009 the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Trust's and Fidelity Municipal Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 16, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Robert P. Brown (46)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds. Mr. Brown also serves as President, Money Market Group of FMR (2010-present) and is an employee of Fidelity Investments.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2009, 100% of each fund's income dividends were free from federal income tax, and 9.52% of Fidelity Pennsylvania Municipal Income Fund and 39.52% of Fidelity Pennsylvania Municipal Money Market Fund income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of Fidelity Pennsylvania Municipal Money Market Fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	1,062,804,275.68	93.287
Withheld	76,479,112.93	6.713
TOTAL	1,139,283,388.61	100.000
Albert R. Gamper, Jr.
Affirmative	1,063,829,833.21	93.377
Withheld	75,453,555.40	6.623
TOTAL	1,139,283,388.61	100.000
Abigail P. Johnson
Affirmative	1,063,010,736.31	93.305
Withheld	76,272,652.30	6.695
TOTAL	1,139,283,388.61	100.000
Arthur E. Johnson
Affirmative	1,064,234,633.38	93.413
Withheld	75,048,755.23	6.587
TOTAL	1,139,283,388.61	100.000
Michael E. Kenneally
Affirmative	1,066,369,026.63	93.600
Withheld	72,914,361.98	6.400
TOTAL	1,139,283,388.61	100.000
James H. Keyes
Affirmative	1,064,690,310.64	93.453
Withheld	74,593,077.97	6.547
TOTAL	1,139,283,388.61	100.000
Marie L. Knowles
Affirmative	1,063,415,425.04	93.341
Withheld	75,867,963.57	6.659
TOTAL	1,139,283,388.61	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	1,064,071,271.06	93.398
Withheld	75,212,117.55	6.602
TOTAL	1,139,283,388.61	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Proxy Voting Results - continued

A special meeting of Fidelity Pennsylvania Municipal Income Fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	4,976,218,711.54	94.504
Withheld	289,372,080.80	5.496
TOTAL	5,265,590,792.34	100.000
Albert R. Gamper, Jr.
Affirmative	4,987,868,999.13	94.726
Withheld	277,721,793.21	5.274
TOTAL	5,265,590,792.34	100.000
Abigail P. Johnson
Affirmative	4,976,588,327.75	94.511
Withheld	289,002,464.59	5.489
TOTAL	5,265,590,792.34	100.000
Arthur E. Johnson
Affirmative	4,988,940,352.10	94.746
Withheld	276,650,440.24	5.254
TOTAL	5,265,590,792.34	100.000
Michael E. Kenneally
Affirmative	4,992,662,223.53	94.817
Withheld	272,928,568.81	5.183
TOTAL	5,265,590,792.34	100.000
James H. Keyes
Affirmative	4,992,058,743.17	94.805
Withheld	273,532,049.17	5.195
TOTAL	5,265,590,792.34	100.000
Marie L. Knowles
Affirmative	4,988,818,909.12	94.744
Withheld	276,771,883.22	5.256
TOTAL	5,265,590,792.34	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	4,972,086,622.42	94.426
Withheld	293,504,169.92	5.574
TOTAL	5,265,590,792.34	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,718,758,060.08	70.624
Against	804,668,445.99	15.282
Abstain	283,572,864.94	5.385
Broker Non-Votes	458,591,421.33	8.709
TOTAL	5,265,590,792.34	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Pennsylvania Municipal Income Fund / Fidelity Pennsylvania Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Pennsylvania Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark. The Board also reviewed the fund's performance during 2009.

Fidelity Pennsylvania Municipal Money Market Fund

Annual Report

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for all the periods shown. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 28% would mean that 72% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. For a more meaningful comparison of management fees, Fidelity Pennsylvania Municipal Money Market Fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and custody fees) from the fund's all-inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Pennsylvania Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Fidelity Pennsylvania Municipal Money Market Fund

Annual Report

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of Fidelity Pennsylvania Municipal Income Fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses.

In its review of Fidelity Pennsylvania Municipal Money Market Fund's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses.

As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2008. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and management fees to maintain a minimum yield for Fidelity Pennsylvania Municipal Money Market Fund.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that Fidelity Pennsylvania Municipal Income Fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

PFR-UANN-0210
1.787740.106

Item 2. Code of Ethics

As of the end of the period, December 31, 2009, Fidelity Municipal Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Michigan Municipal Money Market Fund, Fidelity Ohio Municipal Money Market Fund and Fidelity Pennsylvania Money Market Fund (the "Funds"):

Services Billed by PwC

December 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Michigan Municipal Money Market Fund	$36,000	$-	$2,000	$2,000
Fidelity Ohio Municipal Money Market Fund	$37,000	$-	$2,000	$2,100
Fidelity Pennsylvania Municipal Money Market Fund	$36,000	$-	$2,000	$1,800

December 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Michigan Municipal Money Market Fund	$36,000	$-	$2,700	$2,100
Fidelity Ohio Municipal Money Market Fund	$36,000	$-	$2,700	$2,100
Fidelity Pennsylvania Municipal Money Market Fund	$36,000	$-	$2,700	$1,800

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	December 31, 2009A	December 31, 2008A
Audit-Related Fees	$2,655,000	$2,530,000B
Tax Fees	$-	$2,000
All Other Fees	$-	$-B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	December 31, 2009 A	December 31, 2008 A,B
PwC	$4,550,000	$3,100,000

A Amounts may reflect rounding.

B Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 25, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 25, 2010